Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	RUSSELL INVESTMENT CO
Entity Central Index Key	0000351601
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000143043
Shareholder Report [Line Items]
Fund Name	Multifactor U.S. Equity Fund
Class Name	Class A
Trading Symbol	RTDAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$101	0.86%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  In the latter half of 2023, the U.S. large cap equity market performed strongly, driven by solid earnings, robust consumer spending and excitement around artificial intelligence. Moving into 2024, the market maintained its upward trajectory for the first three quarters of the year, albeit with unusual characteristics in more recent months. Extremely narrow market concentration distinguished the second quarter, and the third quarter was led by defensive parts of the market such as real estate and bond proxy sectors as the Fed began an easing cycle. Overall, information technology and communication services were the best performing sectors in the Russell 1000® Index, while energy and healthcare lagged.

  The Fund underperformed its primary benchmark for the fiscal year. The Fund maintained exposure to companies with lower valuation, higher quality and smaller capitalization compared to the benchmark. Overall, the Fund’s factor tilts were not rewarded, as the smallest capitalization names dragged on performance. Sector allocation decisions were mixed, as an underweight to healthcare and consumer staples added to Fund performance, while an overweight to energy and materials detracted. Industry allocation was not rewarded mainly due to an underweight to the outperforming semiconductors & semiconductor equipment industry and an overweight to the underperforming oil, gas & consumable fuels industry. Russell Investment Management Company, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 1000® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class AFootnote Reference(a)	Russell 1000® Index
2014	10,000	10,000
2015	10,446	10,486
2016	10,928	10,933
2017	13,553	13,520
2018	14,244	14,464
2019	15,989	16,511
2020	16,620	18,305
2021	23,627	26,269
2022	20,489	21,967
2023	22,152	24,050
2024	30,017	33,206

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A - with sales chargeFootnote Reference(a)	27.72%	12.09%	11.62%
Class A - no sales chargeFootnote Reference(a)	35.50%	13.42%	11.62%
Russell 1000® Index	38.07%	15.00%	12.75%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 421,129,000
Holdings Count | Holding	787
Advisory Fees Paid, Amount	$ 1,499,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$421,129
Total Number of Portfolio Holdings	787
Total Advisory Fees Paid (thousands)	$1,499
Portfolio Turnover Rate	19%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.2)%
Short-Term Investments	2.4%
Common Stocks	97.8%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.35% on an annual basis. Effective March 1, 2024, this expense cap terminated.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]	Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.35% on an annual basis. Effective March 1, 2024, this expense cap terminated.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000143044
Shareholder Report [Line Items]
Fund Name	Multifactor U.S. Equity Fund
Class Name	Class C
Trading Symbol	RTDCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$189	1.61%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  In the latter half of 2023, the U.S. large cap equity market performed strongly, driven by solid earnings, robust consumer spending and excitement around artificial intelligence. Moving into 2024, the market maintained its upward trajectory for the first three quarters of the year, albeit with unusual characteristics in more recent months. Extremely narrow market concentration distinguished the second quarter, and the third quarter was led by defensive parts of the market such as real estate and bond proxy sectors as the Fed began an easing cycle. Overall, information technology and communication services were the best performing sectors in the Russell 1000® Index, while energy and healthcare lagged.

  The Fund underperformed its primary benchmark for the fiscal year. The Fund maintained exposure to companies with lower valuation, higher quality and smaller capitalization compared to the benchmark. Overall, the Fund’s factor tilts were not rewarded, as the smallest capitalization names dragged on performance. Sector allocation decisions were mixed, as an underweight to healthcare and consumer staples added to Fund performance, while an overweight to energy and materials detracted. Industry allocation was not rewarded mainly due to an underweight to the outperforming semiconductors & semiconductor equipment industry and an overweight to the underperforming oil, gas & consumable fuels industry. Russell Investment Management Company, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 1000® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class CFootnote Reference(a)	Russell 1000® Index
2014	10,000	10,000
2015	10,446	10,486
2016	10,928	10,933
2017	13,553	13,520
2018	14,199	14,464
2019	15,813	16,511
2020	16,317	18,305
2021	23,017	26,269
2022	19,808	21,967
2023	21,263	24,050
2024	28,587	33,206

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class CFootnote Reference(a)	34.44%	12.57%	11.08%
Russell 1000® Index	38.07%	15.00%	12.75%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 421,129,000
Holdings Count | Holding	787
Advisory Fees Paid, Amount	$ 1,499,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$421,129
Total Number of Portfolio Holdings	787
Total Advisory Fees Paid (thousands)	$1,499
Portfolio Turnover Rate	19%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.2)%
Short-Term Investments	2.4%
Common Stocks	97.8%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.35% on an annual basis. Effective March 1, 2024, this expense cap terminated.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]	Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.35% on an annual basis. Effective March 1, 2024, this expense cap terminated.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000148917
Shareholder Report [Line Items]
Fund Name	Multifactor U.S. Equity Fund
Class Name	Class M
Trading Symbol	RTDTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$52	0.44%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  In the latter half of 2023, the U.S. large cap equity market performed strongly, driven by solid earnings, robust consumer spending and excitement around artificial intelligence. Moving into 2024, the market maintained its upward trajectory for the first three quarters of the year, albeit with unusual characteristics in more recent months. Extremely narrow market concentration distinguished the second quarter, and the third quarter was led by defensive parts of the market such as real estate and bond proxy sectors as the Fed began an easing cycle. Overall, information technology and communication services were the best performing sectors in the Russell 1000® Index, while energy and healthcare lagged.

  The Fund underperformed its primary benchmark for the fiscal year. The Fund maintained exposure to companies with lower valuation, higher quality and smaller capitalization compared to the benchmark. Overall, the Fund’s factor tilts were not rewarded, as the smallest capitalization names dragged on performance. Sector allocation decisions were mixed, as an underweight to healthcare and consumer staples added to Fund performance, while an overweight to energy and materials detracted. Industry allocation was not rewarded mainly due to an underweight to the outperforming semiconductors & semiconductor equipment industry and an overweight to the underperforming oil, gas & consumable fuels industry. Russell Investment Management Company, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 1000® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class MFootnote Reference(a)	Russell 1000® Index
2014	10,000	10,000
2015	10,465	10,486
2016	10,962	10,933
2017	13,618	13,520
2018	14,349	14,464
2019	16,171	16,511
2020	16,883	18,305
2021	24,082	26,269
2022	20,962	21,967
2023	22,774	24,050
2024	30,959	33,206

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	35.94%	13.87%	11.96%
Russell 1000® Index	38.07%	15.00%	12.75%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 421,129,000
Holdings Count | Holding	787
Advisory Fees Paid, Amount	$ 1,499,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$421,129
Total Number of Portfolio Holdings	787
Total Advisory Fees Paid (thousands)	$1,499
Portfolio Turnover Rate	19%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.2)%
Short-Term Investments	2.4%
Common Stocks	97.8%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.35% on an annual basis. Effective March 1, 2024, this expense cap terminated.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]	Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.35% on an annual basis. Effective March 1, 2024, this expense cap terminated.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000166214
Shareholder Report [Line Items]
Fund Name	Multifactor U.S. Equity Fund
Class Name	Class R6
Trading Symbol	RTDRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$52	0.44%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  In the latter half of 2023, the U.S. large cap equity market performed strongly, driven by solid earnings, robust consumer spending and excitement around artificial intelligence. Moving into 2024, the market maintained its upward trajectory for the first three quarters of the year, albeit with unusual characteristics in more recent months. Extremely narrow market concentration distinguished the second quarter, and the third quarter was led by defensive parts of the market such as real estate and bond proxy sectors as the Fed began an easing cycle. Overall, information technology and communication services were the best performing sectors in the Russell 1000® Index, while energy and healthcare lagged.

  The Fund underperformed its primary benchmark for the fiscal year. The Fund maintained exposure to companies with lower valuation, higher quality and smaller capitalization compared to the benchmark. Overall, the Fund’s factor tilts were not rewarded, as the smallest capitalization names dragged on performance. Sector allocation decisions were mixed, as an underweight to healthcare and consumer staples added to Fund performance, while an overweight to energy and materials detracted. Industry allocation was not rewarded mainly due to an underweight to the outperforming semiconductors & semiconductor equipment industry and an overweight to the underperforming oil, gas & consumable fuels industry. Russell Investment Management Company, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 1000® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6Footnote Reference(a)	Russell 1000® Index
2014	10,000	10,000
2015	10,468	10,486
2016	10,968	10,933
2017	13,627	13,520
2018	14,361	14,464
2019	16,189	16,511
2020	16,893	18,305
2021	24,119	26,269
2022	20,998	21,967
2023	22,818	24,050
2024	31,032	33,206

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference(a)	36.00%	13.90%	11.99%
Russell 1000® Index	38.07%	15.00%	12.75%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 421,129,000
Holdings Count | Holding	787
Advisory Fees Paid, Amount	$ 1,499,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$421,129
Total Number of Portfolio Holdings	787
Total Advisory Fees Paid (thousands)	$1,499
Portfolio Turnover Rate	19%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.2)%
Short-Term Investments	2.4%
Common Stocks	97.8%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.35% on an annual basis. Effective March 1, 2024, this expense cap terminated.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]	Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.35% on an annual basis. Effective March 1, 2024, this expense cap terminated.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000143046
Shareholder Report [Line Items]
Fund Name	Multifactor U.S. Equity Fund
Class Name	Class S
Trading Symbol	RTDSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$72	0.61%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  In the latter half of 2023, the U.S. large cap equity market performed strongly, driven by solid earnings, robust consumer spending and excitement around artificial intelligence. Moving into 2024, the market maintained its upward trajectory for the first three quarters of the year, albeit with unusual characteristics in more recent months. Extremely narrow market concentration distinguished the second quarter, and the third quarter was led by defensive parts of the market such as real estate and bond proxy sectors as the Fed began an easing cycle. Overall, information technology and communication services were the best performing sectors in the Russell 1000® Index, while energy and healthcare lagged.

  The Fund underperformed its primary benchmark for the fiscal year. The Fund maintained exposure to companies with lower valuation, higher quality and smaller capitalization compared to the benchmark. Overall, the Fund’s factor tilts were not rewarded, as the smallest capitalization names dragged on performance. Sector allocation decisions were mixed, as an underweight to healthcare and consumer staples added to Fund performance, while an overweight to energy and materials detracted. Industry allocation was not rewarded mainly due to an underweight to the outperforming semiconductors & semiconductor equipment industry and an overweight to the underperforming oil, gas & consumable fuels industry. Russell Investment Management Company, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 1000® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class SFootnote Reference(a)	Russell 1000® Index
2014	10,000	10,000
2015	10,446	10,486
2016	10,928	10,933
2017	13,553	13,520
2018	14,261	14,464
2019	16,048	16,511
2020	16,723	18,305
2021	23,828	26,269
2022	20,718	21,967
2023	22,461	24,050
2024	30,505	33,206

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class SFootnote Reference(a)	35.81%	13.71%	11.80%
Russell 1000® Index	38.07%	15.00%	12.75%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 421,129,000
Holdings Count | Holding	787
Advisory Fees Paid, Amount	$ 1,499,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$421,129
Total Number of Portfolio Holdings	787
Total Advisory Fees Paid (thousands)	$1,499
Portfolio Turnover Rate	19%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.2)%
Short-Term Investments	2.4%
Common Stocks	97.8%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.35% on an annual basis. Effective March 1, 2024, this expense cap terminated.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]	Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.35% on an annual basis. Effective March 1, 2024, this expense cap terminated.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000143047
Shareholder Report [Line Items]
Fund Name	Multifactor U.S. Equity Fund
Class Name	Class Y
Trading Symbol	RTDYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$48	0.41%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  In the latter half of 2023, the U.S. large cap equity market performed strongly, driven by solid earnings, robust consumer spending and excitement around artificial intelligence. Moving into 2024, the market maintained its upward trajectory for the first three quarters of the year, albeit with unusual characteristics in more recent months. Extremely narrow market concentration distinguished the second quarter, and the third quarter was led by defensive parts of the market such as real estate and bond proxy sectors as the Fed began an easing cycle. Overall, information technology and communication services were the best performing sectors in the Russell 1000® Index, while energy and healthcare lagged.

  The Fund underperformed its primary benchmark for the fiscal year. The Fund maintained exposure to companies with lower valuation, higher quality and smaller capitalization compared to the benchmark. Overall, the Fund’s factor tilts were not rewarded, as the smallest capitalization names dragged on performance. Sector allocation decisions were mixed, as an underweight to healthcare and consumer staples added to Fund performance, while an overweight to energy and materials detracted. Industry allocation was not rewarded mainly due to an underweight to the outperforming semiconductors & semiconductor equipment industry and an overweight to the underperforming oil, gas & consumable fuels industry. Russell Investment Management Company, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 1000® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class Y	Russell 1000® Index
2014	10,000	10,000
2015	10,468	10,486
2016	10,959	10,933
2017	13,633	13,520
2018	14,360	14,464
2019	16,192	16,511
2020	16,913	18,305
2021	24,141	26,269
2022	21,021	21,967
2023	22,850	24,050
2024	31,072	33,206

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Y	35.98%	13.92%	12.00%
Russell 1000® Index	38.07%	15.00%	12.75%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 421,129,000
Holdings Count | Holding	787
Advisory Fees Paid, Amount	$ 1,499,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$421,129
Total Number of Portfolio Holdings	787
Total Advisory Fees Paid (thousands)	$1,499
Portfolio Turnover Rate	19%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.2)%
Short-Term Investments	2.4%
Common Stocks	97.8%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.35% on an annual basis. Effective March 1, 2024, this expense cap terminated.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]	Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.35% on an annual basis. Effective March 1, 2024, this expense cap terminated.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000066902
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Class A
Trading Symbol	RSQAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$128	1.13%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  In the latter half of 2023, the U.S. large cap equity market performed strongly, driven by solid earnings, robust consumer spending and excitement around artificial intelligence. Moving into 2024, the market maintained its upward trajectory for the first three quarters of the year, albeit with unusual characteristics in more recent months. Extremely narrow market concentration distinguished the second quarter, and the third quarter was led by defensive parts of the market such as real estate and bond proxy sectors as the Fed began an easing cycle. Overall, financials and industrials were the best performing sectors in the Russell 1000® Value Index, while energy and health care lagged.

  The Fund underperformed the Equity Income Linked Benchmark for the fiscal year. None of the Fund’s money managers outperformed their assigned benchmarks. Stock selection was skewed negative, with outperformance from names within the communication services, information technology and utilities sectors offset by strong underperformance from companies within healthcare, financials and industrials. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded, while a tilt toward above benchmark growth helped to reduce the negative impact. Sector allocation was negative, as an underweight to the industrials and financials sectors in addition to overweights to the energy and healthcare sectors held back benchmark-relative performance. Russell Investment Management Company, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 1000® Value Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Russell 1000®IndexFootnote Reference(a)	Equity Income Linked BenchmarkFootnote Reference(b)	Russell 1000® Value Index
2014	9,425	10,000	10,000	10,000
2015	9,819	10,486	10,486	10,053
2016	10,128	10,933	10,933	10,693
2017	12,420	13,520	13,520	12,595
2018	12,998	14,464	14,464	12,977
2019	14,370	16,511	16,394	14,432
2020	14,079	18,305	15,154	13,340
2021	20,276	26,269	21,785	19,178
2022	18,702	21,967	20,260	17,836
2023	19,164	24,050	20,287	17,860
2024	24,405	33,206	26,572	23,392

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A - with sales charge	20.03%	9.86%	9.33%
Class A - no sales charge	27.35%	11.17%	9.98%
Russell 1000®IndexFootnote Reference(a)	38.07%	15.00%	12.75%
Equity Income Linked BenchmarkFootnote Reference(b)	30.98%	10.14%	10.27%
Russell 1000® Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 188,023,000
Holdings Count | Holding	265
Advisory Fees Paid, Amount	$ 1,044,000
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$188,023
Total Number of Portfolio Holdings	265
Total Advisory Fees Paid (thousands)	$1,044
Portfolio Turnover Rate	35%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Short-Term Investments	2.6%
Common Stocks	97.4%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to waive 0.05% of its 0.55% advisory fee. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.67% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until February 29, 2024, RIM contractually agreed to waive 0.05% of its 0.55% advisory fee. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.67% on an annual basis.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000066903
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Class C
Trading Symbol	REQSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$213	1.88%

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  In the latter half of 2023, the U.S. large cap equity market performed strongly, driven by solid earnings, robust consumer spending and excitement around artificial intelligence. Moving into 2024, the market maintained its upward trajectory for the first three quarters of the year, albeit with unusual characteristics in more recent months. Extremely narrow market concentration distinguished the second quarter, and the third quarter was led by defensive parts of the market such as real estate and bond proxy sectors as the Fed began an easing cycle. Overall, financials and industrials were the best performing sectors in the Russell 1000® Value Index, while energy and health care lagged.

  The Fund underperformed the Equity Income Linked Benchmark for the fiscal year. None of the Fund’s money managers outperformed their assigned benchmarks. Stock selection was skewed negative, with outperformance from names within the communication services, information technology and utilities sectors offset by strong underperformance from companies within healthcare, financials and industrials. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded, while a tilt toward above benchmark growth helped to reduce the negative impact. Sector allocation was negative, as an underweight to the industrials and financials sectors in addition to overweights to the energy and healthcare sectors held back benchmark-relative performance. Russell Investment Management Company, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 1000® Value Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Russell 1000®IndexFootnote Reference(a)	Equity Income Linked BenchmarkFootnote Reference(b)	Russell 1000® Value Index
2014	10,000	10,000	10,000	10,000
2015	10,339	10,486	10,486	10,053
2016	10,586	10,933	10,933	10,693
2017	12,886	13,520	13,520	12,595
2018	13,382	14,464	14,464	12,977
2019	14,682	16,511	16,394	14,432
2020	14,277	18,305	15,154	13,340
2021	20,411	26,269	21,785	19,178
2022	18,678	21,967	20,260	17,836
2023	18,995	24,050	20,287	17,860
2024	24,011	33,206	26,572	23,392

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	26.41%	10.34%	9.15%
Russell 1000®IndexFootnote Reference(a)	38.07%	15.00%	12.75%
Equity Income Linked BenchmarkFootnote Reference(b)	30.98%	10.14%	10.27%
Russell 1000® Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 188,023,000
Holdings Count | Holding	265
Advisory Fees Paid, Amount	$ 1,044,000
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$188,023
Total Number of Portfolio Holdings	265
Total Advisory Fees Paid (thousands)	$1,044
Portfolio Turnover Rate	35%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Short-Term Investments	2.6%
Common Stocks	97.4%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to waive 0.05% of its 0.55% advisory fee. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.67% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until February 29, 2024, RIM contractually agreed to waive 0.05% of its 0.55% advisory fee. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.67% on an annual basis.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000066904
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Class S
Trading Symbol	RLISX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$96	0.84%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  In the latter half of 2023, the U.S. large cap equity market performed strongly, driven by solid earnings, robust consumer spending and excitement around artificial intelligence. Moving into 2024, the market maintained its upward trajectory for the first three quarters of the year, albeit with unusual characteristics in more recent months. Extremely narrow market concentration distinguished the second quarter, and the third quarter was led by defensive parts of the market such as real estate and bond proxy sectors as the Fed began an easing cycle. Overall, financials and industrials were the best performing sectors in the Russell 1000® Value Index, while energy and health care lagged.

  The Fund underperformed the Equity Income Linked Benchmark for the fiscal year. None of the Fund’s money managers outperformed their assigned benchmarks. Stock selection was skewed negative, with outperformance from names within the communication services, information technology and utilities sectors offset by strong underperformance from companies within healthcare, financials and industrials. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded, while a tilt toward above benchmark growth helped to reduce the negative impact. Sector allocation was negative, as an underweight to the industrials and financials sectors in addition to overweights to the energy and healthcare sectors held back benchmark-relative performance. Russell Investment Management Company, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 1000® Value Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Russell 1000®IndexFootnote Reference(a)	Equity Income Linked BenchmarkFootnote Reference(b)	Russell 1000® Value Index
2014	10,000	10,000	10,000	10,000
2015	10,439	10,486	10,486	10,053
2016	10,800	10,933	10,933	10,693
2017	13,278	13,520	13,520	12,595
2018	13,935	14,464	14,464	12,977
2019	15,448	16,511	16,394	14,432
2020	15,181	18,305	15,154	13,340
2021	21,930	26,269	21,785	19,178
2022	20,282	21,967	20,260	17,836
2023	20,834	24,050	20,287	17,860
2024	26,615	33,206	26,572	23,392

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class S	27.75%	11.49%	10.28%
Russell 1000®IndexFootnote Reference(a)	38.07%	15.00%	12.75%
Equity Income Linked BenchmarkFootnote Reference(b)	30.98%	10.14%	10.27%
Russell 1000® Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 188,023,000
Holdings Count | Holding	265
Advisory Fees Paid, Amount	$ 1,044,000
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$188,023
Total Number of Portfolio Holdings	265
Total Advisory Fees Paid (thousands)	$1,044
Portfolio Turnover Rate	35%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Short-Term Investments	2.6%
Common Stocks	97.4%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to waive 0.05% of its 0.55% advisory fee. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.67% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until February 29, 2024, RIM contractually agreed to waive 0.05% of its 0.55% advisory fee. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.67% on an annual basis.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000004295
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Class Y
Trading Symbol	REAYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$77	0.68%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  In the latter half of 2023, the U.S. large cap equity market performed strongly, driven by solid earnings, robust consumer spending and excitement around artificial intelligence. Moving into 2024, the market maintained its upward trajectory for the first three quarters of the year, albeit with unusual characteristics in more recent months. Extremely narrow market concentration distinguished the second quarter, and the third quarter was led by defensive parts of the market such as real estate and bond proxy sectors as the Fed began an easing cycle. Overall, financials and industrials were the best performing sectors in the Russell 1000® Value Index, while energy and health care lagged.

  The Fund underperformed the Equity Income Linked Benchmark for the fiscal year. None of the Fund’s money managers outperformed their assigned benchmarks. Stock selection was skewed negative, with outperformance from names within the communication services, information technology and utilities sectors offset by strong underperformance from companies within healthcare, financials and industrials. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded, while a tilt toward above benchmark growth helped to reduce the negative impact. Sector allocation was negative, as an underweight to the industrials and financials sectors in addition to overweights to the energy and healthcare sectors held back benchmark-relative performance. Russell Investment Management Company, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 1000® Value Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class YFootnote Reference(a)	Russell 1000®IndexFootnote Reference(b)	Equity Income Linked BenchmarkFootnote Reference(c)	Russell 1000® Value Index
2014	10,000	10,000	10,000	10,000
2015	10,468	10,486	10,486	10,053
2016	10,839	10,933	10,933	10,693
2017	13,343	13,520	13,520	12,595
2018	14,026	14,464	14,464	12,977
2019	15,574	16,511	16,394	14,432
2020	15,331	18,305	15,154	13,340
2021	22,179	26,269	21,785	19,178
2022	20,542	21,967	20,260	17,836
2023	21,136	24,050	20,287	17,860
2024	27,038	33,206	26,572	23,392

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class YFootnote Reference(a)	27.92%	11.66%	10.46%
Russell 1000®IndexFootnote Reference(b)	38.07%	15.00%	12.75%
Equity Income Linked BenchmarkFootnote Reference(c)	30.98%	10.14%	10.27%
Russell 1000® Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 188,023,000
Holdings Count | Holding	265
Advisory Fees Paid, Amount	$ 1,044,000
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$188,023
Total Number of Portfolio Holdings	265
Total Advisory Fees Paid (thousands)	$1,044
Portfolio Turnover Rate	35%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Short-Term Investments	2.6%
Common Stocks	97.4%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to waive 0.05% of its 0.55% advisory fee. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.67% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until February 29, 2024, RIM contractually agreed to waive 0.05% of its 0.55% advisory fee. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.67% on an annual basis.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000066914
Shareholder Report [Line Items]
Fund Name	Sustainable Equity Fund
Class Name	Class A
Trading Symbol	REQAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$160	1.39%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  In the latter half of 2023, the U.S. large cap equity market performed strongly, driven by solid earnings, robust consumer spending and excitement around artificial intelligence. Moving into 2024, the market maintained its upward trajectory for the first three quarters of the year, albeit with unusual characteristics in more recent months. Extremely narrow market concentration distinguished the second quarter, and the third quarter was led by defensive parts of the market such as real estate and bond proxy sectors as the Fed began an easing cycle. Overall, information technology and communication services were the best performing sectors in the Russell 1000® Index, while energy and health care lagged.

  The Fund underperformed its secondary benchmark for the fiscal year. None of the Fund’s money managers outperformed their assigned benchmarks. Stock selection was the primary detractor over the period, specifically within the information technology, healthcare and financials sectors. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded, while a tilt toward above benchmark growth helped to reduce the negative impact. Sector overweights to health care and consumer staples were not beneficial. An underweight to energy helped reduce the negative impact. Russell Investment Management Company, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 1000® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Russell 1000® Index	Sustainable Equity Linked BenchmarkFootnote Reference(a)
2014	9,425	10,000	10,000
2015	9,882	10,486	10,581
2016	10,298	10,933	11,047
2017	12,177	13,520	13,352
2018	13,050	14,464	14,564
2019	14,967	16,511	17,289
2020	15,678	18,305	18,491
2021	21,318	26,269	25,518
2022	19,130	21,967	21,339
2023	20,098	24,050	23,362
2024	26,052	33,206	32,256

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A - with sales charge	22.17%	10.41%	10.05%
Class A - no sales charge	29.62%	11.72%	10.70%
Russell 1000® Index	38.07%	15.00%	12.75%
Sustainable Equity Linked BenchmarkFootnote Reference(a)	38.07%	13.28%	12.42%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 181,884,000
Holdings Count | Holding	573
Advisory Fees Paid, Amount	$ 1,011,000
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$181,884
Total Number of Portfolio Holdings	573
Total Advisory Fees Paid (thousands)	$1,011
Portfolio Turnover Rate	74%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Securities Sold Short	(6.4)%
Short-Term Investments	3.0%
Common Stocks	103.4%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.66% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.67% on an annual basis.

In June 2024, RIM hired Beutel, Goodman & Company Ltd. as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.66% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.67% on an annual basis.

Material Fund Change Adviser [Text Block]	In June 2024, RIM hired Beutel, Goodman & Company Ltd. as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000066915
Shareholder Report [Line Items]
Fund Name	Sustainable Equity Fund
Class Name	Class C
Trading Symbol	REQCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$245	2.14%

Expenses Paid, Amount	$ 245
Expense Ratio, Percent	2.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  In the latter half of 2023, the U.S. large cap equity market performed strongly, driven by solid earnings, robust consumer spending and excitement around artificial intelligence. Moving into 2024, the market maintained its upward trajectory for the first three quarters of the year, albeit with unusual characteristics in more recent months. Extremely narrow market concentration distinguished the second quarter, and the third quarter was led by defensive parts of the market such as real estate and bond proxy sectors as the Fed began an easing cycle. Overall, information technology and communication services were the best performing sectors in the Russell 1000® Index, while energy and health care lagged.

  The Fund underperformed its secondary benchmark for the fiscal year. None of the Fund’s money managers outperformed their assigned benchmarks. Stock selection was the primary detractor over the period, specifically within the information technology, healthcare and financials sectors. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded, while a tilt toward above benchmark growth helped to reduce the negative impact. Sector overweights to health care and consumer staples were not beneficial. An underweight to energy helped reduce the negative impact. Russell Investment Management Company, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 1000® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Russell 1000® Index	Sustainable Equity Linked BenchmarkFootnote Reference(a)
2014	10,000	10,000	10,000
2015	10,409	10,486	10,581
2016	10,766	10,933	11,047
2017	12,636	13,520	13,352
2018	13,440	14,464	14,564
2019	15,295	16,511	17,289
2020	15,900	18,305	18,491
2021	21,459	26,269	25,518
2022	19,112	21,967	21,339
2023	19,930	24,050	23,362
2024	25,644	33,206	32,256

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	28.67%	10.89%	9.88%
Russell 1000® Index	38.07%	15.00%	12.75%
Sustainable Equity Linked BenchmarkFootnote Reference(a)	38.07%	13.28%	12.42%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 181,884,000
Holdings Count | Holding	573
Advisory Fees Paid, Amount	$ 1,011,000
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$181,884
Total Number of Portfolio Holdings	573
Total Advisory Fees Paid (thousands)	$1,011
Portfolio Turnover Rate	74%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Securities Sold Short	(6.4)%
Short-Term Investments	3.0%
Common Stocks	103.4%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.66% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.67% on an annual basis.

In June 2024, RIM hired Beutel, Goodman & Company Ltd. as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.66% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.67% on an annual basis.

Material Fund Change Adviser [Text Block]	In June 2024, RIM hired Beutel, Goodman & Company Ltd. as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000066916
Shareholder Report [Line Items]
Fund Name	Sustainable Equity Fund
Class Name	Class S
Trading Symbol	REQTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$127	1.10%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  In the latter half of 2023, the U.S. large cap equity market performed strongly, driven by solid earnings, robust consumer spending and excitement around artificial intelligence. Moving into 2024, the market maintained its upward trajectory for the first three quarters of the year, albeit with unusual characteristics in more recent months. Extremely narrow market concentration distinguished the second quarter, and the third quarter was led by defensive parts of the market such as real estate and bond proxy sectors as the Fed began an easing cycle. Overall, information technology and communication services were the best performing sectors in the Russell 1000® Index, while energy and health care lagged.

  The Fund underperformed its secondary benchmark for the fiscal year. None of the Fund’s money managers outperformed their assigned benchmarks. Stock selection was the primary detractor over the period, specifically within the information technology, healthcare and financials sectors. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded, while a tilt toward above benchmark growth helped to reduce the negative impact. Sector overweights to health care and consumer staples were not beneficial. An underweight to energy helped reduce the negative impact. Russell Investment Management Company, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 1000® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Russell 1000® Index	Sustainable Equity Linked BenchmarkFootnote Reference(a)
2014	10,000	10,000	10,000
2015	10,514	10,486	10,581
2016	10,983	10,933	11,047
2017	13,023	13,520	13,352
2018	13,998	14,464	14,564
2019	16,101	16,511	17,289
2020	16,911	18,305	18,491
2021	23,061	26,269	25,518
2022	20,754	21,967	21,339
2023	21,869	24,050	23,362
2024	28,433	33,206	32,256

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class S	30.01%	12.05%	11.02%
Russell 1000® Index	38.07%	15.00%	12.75%
Sustainable Equity Linked BenchmarkFootnote Reference(a)	38.07%	13.28%	12.42%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 181,884,000
Holdings Count | Holding	573
Advisory Fees Paid, Amount	$ 1,011,000
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$181,884
Total Number of Portfolio Holdings	573
Total Advisory Fees Paid (thousands)	$1,011
Portfolio Turnover Rate	74%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Securities Sold Short	(6.4)%
Short-Term Investments	3.0%
Common Stocks	103.4%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.66% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.67% on an annual basis.

In June 2024, RIM hired Beutel, Goodman & Company Ltd. as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.66% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.67% on an annual basis.

Material Fund Change Adviser [Text Block]	In June 2024, RIM hired Beutel, Goodman & Company Ltd. as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000004313
Shareholder Report [Line Items]
Fund Name	Sustainable Equity Fund
Class Name	Class Y
Trading Symbol	REUYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$108	0.94%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  In the latter half of 2023, the U.S. large cap equity market performed strongly, driven by solid earnings, robust consumer spending and excitement around artificial intelligence. Moving into 2024, the market maintained its upward trajectory for the first three quarters of the year, albeit with unusual characteristics in more recent months. Extremely narrow market concentration distinguished the second quarter, and the third quarter was led by defensive parts of the market such as real estate and bond proxy sectors as the Fed began an easing cycle. Overall, information technology and communication services were the best performing sectors in the Russell 1000® Index, while energy and health care lagged.

  The Fund underperformed its secondary benchmark for the fiscal year. None of the Fund’s money managers outperformed their assigned benchmarks. Stock selection was the primary detractor over the period, specifically within the information technology, healthcare and financials sectors. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded, while a tilt toward above benchmark growth helped to reduce the negative impact. Sector overweights to health care and consumer staples were not beneficial. An underweight to energy helped reduce the negative impact. Russell Investment Management Company, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 1000® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class Y	Russell 1000® Index	Sustainable Equity Linked BenchmarkFootnote Reference(a)
2014	10,000	10,000	10,000
2015	10,534	10,486	10,581
2016	11,026	10,933	11,047
2017	13,098	13,520	13,352
2018	14,100	14,464	14,564
2019	16,242	16,511	17,289
2020	17,084	18,305	18,491
2021	23,336	26,269	25,518
2022	21,035	21,967	21,339
2023	22,200	24,050	23,362
2024	28,908	33,206	32,256

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Y	30.22%	12.22%	11.20%
Russell 1000® Index	38.07%	15.00%	12.75%
Sustainable Equity Linked BenchmarkFootnote Reference(a)	38.07%	13.28%	12.42%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 181,884,000
Holdings Count | Holding	573
Advisory Fees Paid, Amount	$ 1,011,000
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$181,884
Total Number of Portfolio Holdings	573
Total Advisory Fees Paid (thousands)	$1,011
Portfolio Turnover Rate	74%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Securities Sold Short	(6.4)%
Short-Term Investments	3.0%
Common Stocks	103.4%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.66% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.67% on an annual basis.

In June 2024, RIM hired Beutel, Goodman & Company Ltd. as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.66% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.67% on an annual basis.

Material Fund Change Adviser [Text Block]	In June 2024, RIM hired Beutel, Goodman & Company Ltd. as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000115674
Shareholder Report [Line Items]
Fund Name	U.S. Strategic Equity Fund
Class Name	Class A
Trading Symbol	RSEAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$129	1.10%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  In the latter half of 2023, the U.S. large cap equity market performed strongly, driven by solid earnings, robust consumer spending and excitement around artificial intelligence. Moving into 2024, the market maintained its upward trajectory for the first three quarters of the year, albeit with unusual characteristics in more recent months. Extremely narrow market concentration distinguished the second quarter, and the third quarter was led by defensive parts of the market such as real estate and bond proxy sectors as the Fed began an easing cycle. Overall, information technology and communication services were the best performing sectors in the Russell 1000® Index, while energy and health care lagged.

  The Fund underperformed its primary benchmark for the fiscal year. Two of the Fund’s four money managers outperformed their assigned benchmarks for the fiscal year. Stock selection was the primary detractor over the period, as holdings within the information technology and healthcare sectors detracted from performance. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded, while a tilt toward above benchmark growth helped to reduce the negative impact. Sector allocation decisions were mixed over the period, as an overweight to the healthcare sector detracted from performance, while an underweight to the consumer staples sector added to performance. Russell Investment Management Company, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 1000® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Russell 1000® Index
2014	9,424	10,000
2015	9,747	10,486
2016	9,992	10,933
2017	12,337	13,520
2018	12,779	14,464
2019	14,235	16,511
2020	15,806	18,305
2021	22,004	26,269
2022	17,721	21,967
2023	19,435	24,050
2024	26,173	33,206

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A - with sales charge	26.97%	11.63%	10.10%
Class A - no sales charge	34.67%	12.95%	10.75%
Russell 1000® Index	38.07%	15.00%	12.75%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 3,241,323,000
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 19,190,000
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$3,241,323
Total Number of Portfolio Holdings	508
Total Advisory Fees Paid (thousands)	$19,190
Portfolio Turnover Rate	51%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Securities Sold Short	(5.5)%
Short-Term Investments	3.3%
Common Stocks	102.2%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.75% to (i) 0.58% on the first $1 billion; (ii) 0.54% on the next $2 billion; (iii) 0.51% on the next $3 billion; and (iv) 0.49% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.56% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.47%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.75% to (i) 0.58% on the first $1 billion; (ii) 0.54% on the next $2 billion; (iii) 0.51% on the next $3 billion; and (iv) 0.49% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.56% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.47%.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000115675
Shareholder Report [Line Items]
Fund Name	U.S. Strategic Equity Fund
Class Name	Class C
Trading Symbol	RSECX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$216	1.85%

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  In the latter half of 2023, the U.S. large cap equity market performed strongly, driven by solid earnings, robust consumer spending and excitement around artificial intelligence. Moving into 2024, the market maintained its upward trajectory for the first three quarters of the year, albeit with unusual characteristics in more recent months. Extremely narrow market concentration distinguished the second quarter, and the third quarter was led by defensive parts of the market such as real estate and bond proxy sectors as the Fed began an easing cycle. Overall, information technology and communication services were the best performing sectors in the Russell 1000® Index, while energy and health care lagged.

  The Fund underperformed its primary benchmark for the fiscal year. Two of the Fund’s four money managers outperformed their assigned benchmarks for the fiscal year. Stock selection was the primary detractor over the period, as holdings within the information technology and healthcare sectors detracted from performance. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded, while a tilt toward above benchmark growth helped to reduce the negative impact. Sector allocation decisions were mixed over the period, as an overweight to the healthcare sector detracted from performance, while an underweight to the consumer staples sector added to performance. Russell Investment Management Company, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 1000® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Russell 1000® Index
2014	10,000	10,000
2015	10,266	10,486
2016	10,444	10,933
2017	12,792	13,520
2018	13,150	14,464
2019	14,535	16,511
2020	16,027	18,305
2021	22,147	26,269
2022	17,705	21,967
2023	19,262	24,050
2024	25,752	33,206

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	33.69%	12.12%	9.92%
Russell 1000® Index	38.07%	15.00%	12.75%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 3,241,323,000
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 19,190,000
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$3,241,323
Total Number of Portfolio Holdings	508
Total Advisory Fees Paid (thousands)	$19,190
Portfolio Turnover Rate	51%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Securities Sold Short	(5.5)%
Short-Term Investments	3.3%
Common Stocks	102.2%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.75% to (i) 0.58% on the first $1 billion; (ii) 0.54% on the next $2 billion; (iii) 0.51% on the next $3 billion; and (iv) 0.49% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.56% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.47%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.75% to (i) 0.58% on the first $1 billion; (ii) 0.54% on the next $2 billion; (iii) 0.51% on the next $3 billion; and (iv) 0.49% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.56% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.47%.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000178405
Shareholder Report [Line Items]
Fund Name	U.S. Strategic Equity Fund
Class Name	Class M
Trading Symbol	RUSTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$88	0.75%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  In the latter half of 2023, the U.S. large cap equity market performed strongly, driven by solid earnings, robust consumer spending and excitement around artificial intelligence. Moving into 2024, the market maintained its upward trajectory for the first three quarters of the year, albeit with unusual characteristics in more recent months. Extremely narrow market concentration distinguished the second quarter, and the third quarter was led by defensive parts of the market such as real estate and bond proxy sectors as the Fed began an easing cycle. Overall, information technology and communication services were the best performing sectors in the Russell 1000® Index, while energy and health care lagged.

  The Fund underperformed its primary benchmark for the fiscal year. Two of the Fund’s four money managers outperformed their assigned benchmarks for the fiscal year. Stock selection was the primary detractor over the period, as holdings within the information technology and healthcare sectors detracted from performance. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded, while a tilt toward above benchmark growth helped to reduce the negative impact. Sector allocation decisions were mixed over the period, as an overweight to the healthcare sector detracted from performance, while an underweight to the consumer staples sector added to performance. Russell Investment Management Company, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 1000® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class MFootnote Reference(a)	Russell 1000® Index
2014	10,000	10,000
2015	10,366	10,486
2016	10,662	10,933
2017	13,198	13,520
2018	13,719	14,464
2019	15,328	16,511
2020	17,072	18,305
2021	23,871	26,269
2022	19,287	21,967
2023	21,222	24,050
2024	28,684	33,206

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	35.16%	13.35%	11.11%
Russell 1000® Index	38.07%	15.00%	12.75%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 3,241,323,000
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 19,190,000
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$3,241,323
Total Number of Portfolio Holdings	508
Total Advisory Fees Paid (thousands)	$19,190
Portfolio Turnover Rate	51%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Securities Sold Short	(5.5)%
Short-Term Investments	3.3%
Common Stocks	102.2%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.75% to (i) 0.58% on the first $1 billion; (ii) 0.54% on the next $2 billion; (iii) 0.51% on the next $3 billion; and (iv) 0.49% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.56% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.47%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.75% to (i) 0.58% on the first $1 billion; (ii) 0.54% on the next $2 billion; (iii) 0.51% on the next $3 billion; and (iv) 0.49% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.56% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.47%.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000115677
Shareholder Report [Line Items]
Fund Name	U.S. Strategic Equity Fund
Class Name	Class S
Trading Symbol	RSESX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$100	0.85%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  In the latter half of 2023, the U.S. large cap equity market performed strongly, driven by solid earnings, robust consumer spending and excitement around artificial intelligence. Moving into 2024, the market maintained its upward trajectory for the first three quarters of the year, albeit with unusual characteristics in more recent months. Extremely narrow market concentration distinguished the second quarter, and the third quarter was led by defensive parts of the market such as real estate and bond proxy sectors as the Fed began an easing cycle. Overall, information technology and communication services were the best performing sectors in the Russell 1000® Index, while energy and health care lagged.

  The Fund underperformed its primary benchmark for the fiscal year. Two of the Fund’s four money managers outperformed their assigned benchmarks for the fiscal year. Stock selection was the primary detractor over the period, as holdings within the information technology and healthcare sectors detracted from performance. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded, while a tilt toward above benchmark growth helped to reduce the negative impact. Sector allocation decisions were mixed over the period, as an overweight to the healthcare sector detracted from performance, while an underweight to the consumer staples sector added to performance. Russell Investment Management Company, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 1000® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Russell 1000® Index
2014	10,000	10,000
2015	10,366	10,486
2016	10,662	10,933
2017	13,183	13,520
2018	13,698	14,464
2019	15,285	16,511
2020	17,018	18,305
2021	23,762	26,269
2022	19,183	21,967
2023	21,083	24,050
2024	28,473	33,206

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class S	35.05%	13.25%	11.03%
Russell 1000® Index	38.07%	15.00%	12.75%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 3,241,323,000
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 19,190,000
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$3,241,323
Total Number of Portfolio Holdings	508
Total Advisory Fees Paid (thousands)	$19,190
Portfolio Turnover Rate	51%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Securities Sold Short	(5.5)%
Short-Term Investments	3.3%
Common Stocks	102.2%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.75% to (i) 0.58% on the first $1 billion; (ii) 0.54% on the next $2 billion; (iii) 0.51% on the next $3 billion; and (iv) 0.49% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.56% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.47%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.75% to (i) 0.58% on the first $1 billion; (ii) 0.54% on the next $2 billion; (iii) 0.51% on the next $3 billion; and (iv) 0.49% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.56% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.47%.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000198621
Shareholder Report [Line Items]
Fund Name	U.S. Strategic Equity Fund
Class Name	Class Y
Trading Symbol	RUSPX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$79	0.67%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  In the latter half of 2023, the U.S. large cap equity market performed strongly, driven by solid earnings, robust consumer spending and excitement around artificial intelligence. Moving into 2024, the market maintained its upward trajectory for the first three quarters of the year, albeit with unusual characteristics in more recent months. Extremely narrow market concentration distinguished the second quarter, and the third quarter was led by defensive parts of the market such as real estate and bond proxy sectors as the Fed began an easing cycle. Overall, information technology and communication services were the best performing sectors in the Russell 1000® Index, while energy and health care lagged.

  The Fund underperformed its primary benchmark for the fiscal year. Two of the Fund’s four money managers outperformed their assigned benchmarks for the fiscal year. Stock selection was the primary detractor over the period, as holdings within the information technology and healthcare sectors detracted from performance. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded, while a tilt toward above benchmark growth helped to reduce the negative impact. Sector allocation decisions were mixed over the period, as an overweight to the healthcare sector detracted from performance, while an underweight to the consumer staples sector added to performance. Russell Investment Management Company, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 1000® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class YFootnote Reference(a)	Russell 1000® Index
2014	10,000	10,000
2015	10,366	10,486
2016	10,662	10,933
2017	13,183	13,520
2018	13,694	14,464
2019	15,307	16,511
2020	17,049	18,305
2021	23,839	26,269
2022	19,262	21,967
2023	21,199	24,050
2024	28,674	33,206

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class YFootnote Reference(a)	35.26%	13.37%	11.11%
Russell 1000® Index	38.07%	15.00%	12.75%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 3,241,323,000
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 19,190,000
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$3,241,323
Total Number of Portfolio Holdings	508
Total Advisory Fees Paid (thousands)	$19,190
Portfolio Turnover Rate	51%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Securities Sold Short	(5.5)%
Short-Term Investments	3.3%
Common Stocks	102.2%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.75% to (i) 0.58% on the first $1 billion; (ii) 0.54% on the next $2 billion; (iii) 0.51% on the next $3 billion; and (iv) 0.49% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.56% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.47%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.75% to (i) 0.58% on the first $1 billion; (ii) 0.54% on the next $2 billion; (iii) 0.51% on the next $3 billion; and (iv) 0.49% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.56% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.47%.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000066905
Shareholder Report [Line Items]
Fund Name	U.S. Small Cap Equity Fund
Class Name	Class A
Trading Symbol	RLACX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$157	1.37%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The latter half of 2023 saw the U.S. small cap equity market exhibit strong performance after a period of range-bound returns earlier in the year. Volatility throughout 2023 was primarily driven by changing expectations for a Fed pivot from tightening to easing monetary policy, U.S. regional banking turmoil and resilient U.S. earnings. Moving into 2024, market returns were muted for the first half of the year, with the Russell 2000® Index lagging the Russell 1000® Index due to market reactions surrounding Fed rate cut delays and strong growth and momentum leadership within large cap stocks. The third quarter of 2024 saw a reversal, as small cap stocks rallied in response to the Fed commencing its easing monetary policy cycle. Overall, financials and information technology were the best performing sectors in the Russell 2000® Index, while energy and utilities lagged over the period.

  The Fund underperformed its secondary benchmark for the fiscal year. Three out of the Fund’s six money managers outperformed their assigned benchmarks. Stock selection was negative, primarily driven by securities in the information technology sector underperforming. Factor positioning was a negative contributor, with exposure to higher quality and less expensive stocks detracting from performance. Sector allocation decisions were mixed over the period, as an overweight to the energy sector detracted while an underweight to the communication services sector was beneficial. Russell Investment Management, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 2000® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Russell 3000®IndexFootnote Reference(a)	Russell 2000® Index
2014	9,424	10,000	10,000
2015	9,268	10,449	10,034
2016	9,635	10,892	10,446
2017	12,154	13,504	13,355
2018	12,488	14,395	13,603
2019	12,899	16,337	14,270
2020	11,862	17,995	14,251
2021	19,019	25,894	21,490
2022	16,408	21,617	17,506
2023	15,057	23,429	16,006
2024	19,395	32,298	21,460

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A - with sales charge	21.43%	7.22%	6.85%
Class A - no sales charge	28.81%	8.50%	7.48%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.44%
Russell 2000® Index	34.07%	8.50%	7.94%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 859,195,000
Holdings Count | Holding	1,144
Advisory Fees Paid, Amount	$ 6,030,000
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$859,195
Total Number of Portfolio Holdings	1,144
Total Advisory Fees Paid (thousands)	$6,030
Portfolio Turnover Rate	76%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Securities Sold Short	(4.1)%
Short-Term Investments	4.3%
Common Stocks	99.8%

C000066906
Shareholder Report [Line Items]
Fund Name	U.S. Small Cap Equity Fund
Class Name	Class C
Trading Symbol	RLECX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$242	2.12%

Expenses Paid, Amount	$ 242
Expense Ratio, Percent	2.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The latter half of 2023 saw the U.S. small cap equity market exhibit strong performance after a period of range-bound returns earlier in the year. Volatility throughout 2023 was primarily driven by changing expectations for a Fed pivot from tightening to easing monetary policy, U.S. regional banking turmoil and resilient U.S. earnings. Moving into 2024, market returns were muted for the first half of the year, with the Russell 2000® Index lagging the Russell 1000® Index due to market reactions surrounding Fed rate cut delays and strong growth and momentum leadership within large cap stocks. The third quarter of 2024 saw a reversal, as small cap stocks rallied in response to the Fed commencing its easing monetary policy cycle. Overall, financials and information technology were the best performing sectors in the Russell 2000® Index, while energy and utilities lagged over the period.

  The Fund underperformed its secondary benchmark for the fiscal year. Three out of the Fund’s six money managers outperformed their assigned benchmarks. Stock selection was negative, primarily driven by securities in the information technology sector underperforming. Factor positioning was a negative contributor, with exposure to higher quality and less expensive stocks detracting from performance. Sector allocation decisions were mixed over the period, as an overweight to the energy sector detracted while an underweight to the communication services sector was beneficial. Russell Investment Management, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 2000® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Russell 3000®IndexFootnote Reference(a)	Russell 2000® Index
2014	10,000	10,000	10,000
2015	9,758	10,449	10,034
2016	10,069	10,892	10,446
2017	12,605	13,504	13,355
2018	12,856	14,395	13,603
2019	13,184	16,337	14,270
2020	12,032	17,995	14,251
2021	19,144	25,894	21,490
2022	16,390	21,617	17,506
2023	14,925	23,429	16,006
2024	19,084	32,298	21,460

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	27.87%	7.68%	6.68%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.44%
Russell 2000® Index	34.07%	8.50%	7.94%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 859,195,000
Holdings Count | Holding	1,144
Advisory Fees Paid, Amount	$ 6,030,000
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$859,195
Total Number of Portfolio Holdings	1,144
Total Advisory Fees Paid (thousands)	$6,030
Portfolio Turnover Rate	76%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Securities Sold Short	(4.1)%
Short-Term Investments	4.3%
Common Stocks	99.8%

C000178340
Shareholder Report [Line Items]
Fund Name	U.S. Small Cap Equity Fund
Class Name	Class M
Trading Symbol	RUNTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$112	0.98%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The latter half of 2023 saw the U.S. small cap equity market exhibit strong performance after a period of range-bound returns earlier in the year. Volatility throughout 2023 was primarily driven by changing expectations for a Fed pivot from tightening to easing monetary policy, U.S. regional banking turmoil and resilient U.S. earnings. Moving into 2024, market returns were muted for the first half of the year, with the Russell 2000® Index lagging the Russell 1000® Index due to market reactions surrounding Fed rate cut delays and strong growth and momentum leadership within large cap stocks. The third quarter of 2024 saw a reversal, as small cap stocks rallied in response to the Fed commencing its easing monetary policy cycle. Overall, financials and information technology were the best performing sectors in the Russell 2000® Index, while energy and utilities lagged over the period.

  The Fund underperformed its secondary benchmark for the fiscal year. Three out of the Fund’s six money managers outperformed their assigned benchmarks. Stock selection was negative, primarily driven by securities in the information technology sector underperforming. Factor positioning was a negative contributor, with exposure to higher quality and less expensive stocks detracting from performance. Sector allocation decisions were mixed over the period, as an overweight to the energy sector detracted while an underweight to the communication services sector was beneficial. Russell Investment Management, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 2000® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class MFootnote Reference(a)	Russell 3000®IndexFootnote Reference(b)	Russell 2000® Index
2014	10,000	10,000	10,000
2015	9,854	10,449	10,034
2016	10,270	10,892	10,446
2017	13,000	13,504	13,355
2018	13,410	14,395	13,603
2019	13,909	16,337	14,270
2020	12,841	17,995	14,251
2021	20,667	25,894	21,490
2022	17,902	21,617	17,506
2023	16,491	23,429	16,006
2024	21,326	32,298	21,460

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	29.32%	8.92%	7.87%
Russell 3000®IndexFootnote Reference(b)	37.86%	14.60%	12.44%
Russell 2000® Index	34.07%	8.50%	7.94%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 859,195,000
Holdings Count | Holding	1,144
Advisory Fees Paid, Amount	$ 6,030,000
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$859,195
Total Number of Portfolio Holdings	1,144
Total Advisory Fees Paid (thousands)	$6,030
Portfolio Turnover Rate	76%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Securities Sold Short	(4.1)%
Short-Term Investments	4.3%
Common Stocks	99.8%

C000166199
Shareholder Report [Line Items]
Fund Name	U.S. Small Cap Equity Fund
Class Name	Class R6
Trading Symbol	RSCRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$109	0.95%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The latter half of 2023 saw the U.S. small cap equity market exhibit strong performance after a period of range-bound returns earlier in the year. Volatility throughout 2023 was primarily driven by changing expectations for a Fed pivot from tightening to easing monetary policy, U.S. regional banking turmoil and resilient U.S. earnings. Moving into 2024, market returns were muted for the first half of the year, with the Russell 2000® Index lagging the Russell 1000® Index due to market reactions surrounding Fed rate cut delays and strong growth and momentum leadership within large cap stocks. The third quarter of 2024 saw a reversal, as small cap stocks rallied in response to the Fed commencing its easing monetary policy cycle. Overall, financials and information technology were the best performing sectors in the Russell 2000® Index, while energy and utilities lagged over the period.

  The Fund underperformed its secondary benchmark for the fiscal year. Three out of the Fund’s six money managers outperformed their assigned benchmarks. Stock selection was negative, primarily driven by securities in the information technology sector underperforming. Factor positioning was a negative contributor, with exposure to higher quality and less expensive stocks detracting from performance. Sector allocation decisions were mixed over the period, as an overweight to the energy sector detracted while an underweight to the communication services sector was beneficial. Russell Investment Management, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 2000® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6Footnote Reference(a)	Russell 3000®IndexFootnote Reference(b)	Russell 2000® Index
2014	10,000	10,000	10,000
2015	9,877	10,449	10,034
2016	10,313	10,892	10,446
2017	13,066	13,504	13,355
2018	13,477	14,395	13,603
2019	13,989	16,337	14,270
2020	12,916	17,995	14,251
2021	20,795	25,894	21,490
2022	18,015	21,617	17,506
2023	16,600	23,429	16,006
2024	21,473	32,298	21,460

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference(a)	29.36%	8.95%	7.94%
Russell 3000®IndexFootnote Reference(b)	37.86%	14.60%	12.44%
Russell 2000® Index	34.07%	8.50%	7.94%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 859,195,000
Holdings Count | Holding	1,144
Advisory Fees Paid, Amount	$ 6,030,000
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$859,195
Total Number of Portfolio Holdings	1,144
Total Advisory Fees Paid (thousands)	$6,030
Portfolio Turnover Rate	76%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Securities Sold Short	(4.1)%
Short-Term Investments	4.3%
Common Stocks	99.8%

C000066907
Shareholder Report [Line Items]
Fund Name	U.S. Small Cap Equity Fund
Class Name	Class S
Trading Symbol	RLESX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$124	1.08%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The latter half of 2023 saw the U.S. small cap equity market exhibit strong performance after a period of range-bound returns earlier in the year. Volatility throughout 2023 was primarily driven by changing expectations for a Fed pivot from tightening to easing monetary policy, U.S. regional banking turmoil and resilient U.S. earnings. Moving into 2024, market returns were muted for the first half of the year, with the Russell 2000® Index lagging the Russell 1000® Index due to market reactions surrounding Fed rate cut delays and strong growth and momentum leadership within large cap stocks. The third quarter of 2024 saw a reversal, as small cap stocks rallied in response to the Fed commencing its easing monetary policy cycle. Overall, financials and information technology were the best performing sectors in the Russell 2000® Index, while energy and utilities lagged over the period.

  The Fund underperformed its secondary benchmark for the fiscal year. Three out of the Fund’s six money managers outperformed their assigned benchmarks. Stock selection was negative, primarily driven by securities in the information technology sector underperforming. Factor positioning was a negative contributor, with exposure to higher quality and less expensive stocks detracting from performance. Sector allocation decisions were mixed over the period, as an overweight to the energy sector detracted while an underweight to the communication services sector was beneficial. Russell Investment Management, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 2000® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Russell 3000®IndexFootnote Reference(a)	Russell 2000® Index
2014	10,000	10,000	10,000
2015	9,854	10,449	10,034
2016	10,270	10,892	10,446
2017	12,992	13,504	13,355
2018	13,387	14,395	13,603
2019	13,874	16,337	14,270
2020	12,794	17,995	14,251
2021	20,568	25,894	21,490
2022	17,799	21,617	17,506
2023	16,376	23,429	16,006
2024	21,159	32,298	21,460

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class S	29.21%	8.81%	7.78%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.44%
Russell 2000® Index	34.07%	8.50%	7.94%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 859,195,000
Holdings Count | Holding	1,144
Advisory Fees Paid, Amount	$ 6,030,000
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$859,195
Total Number of Portfolio Holdings	1,144
Total Advisory Fees Paid (thousands)	$6,030
Portfolio Turnover Rate	76%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Securities Sold Short	(4.1)%
Short-Term Investments	4.3%
Common Stocks	99.8%

C000004298
Shareholder Report [Line Items]
Fund Name	U.S. Small Cap Equity Fund
Class Name	Class Y
Trading Symbol	REBYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$106	0.92%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The latter half of 2023 saw the U.S. small cap equity market exhibit strong performance after a period of range-bound returns earlier in the year. Volatility throughout 2023 was primarily driven by changing expectations for a Fed pivot from tightening to easing monetary policy, U.S. regional banking turmoil and resilient U.S. earnings. Moving into 2024, market returns were muted for the first half of the year, with the Russell 2000® Index lagging the Russell 1000® Index due to market reactions surrounding Fed rate cut delays and strong growth and momentum leadership within large cap stocks. The third quarter of 2024 saw a reversal, as small cap stocks rallied in response to the Fed commencing its easing monetary policy cycle. Overall, financials and information technology were the best performing sectors in the Russell 2000® Index, while energy and utilities lagged over the period.

  The Fund underperformed its secondary benchmark for the fiscal year. Three out of the Fund’s six money managers outperformed their assigned benchmarks. Stock selection was negative, primarily driven by securities in the information technology sector underperforming. Factor positioning was a negative contributor, with exposure to higher quality and less expensive stocks detracting from performance. Sector allocation decisions were mixed over the period, as an overweight to the energy sector detracted while an underweight to the communication services sector was beneficial. Russell Investment Management, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 2000® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class Y	Russell 3000®IndexFootnote Reference(a)	Russell 2000® Index
2014	10,000	10,000	10,000
2015	9,877	10,449	10,034
2016	10,313	10,892	10,446
2017	13,071	13,504	13,355
2018	13,490	14,395	13,603
2019	13,997	16,337	14,270
2020	12,927	17,995	14,251
2021	20,820	25,894	21,490
2022	18,045	21,617	17,506
2023	16,632	23,429	16,006
2024	21,519	32,298	21,460

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Y	29.38%	8.98%	7.96%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.44%
Russell 2000® Index	34.07%	8.50%	7.94%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 859,195,000
Holdings Count | Holding	1,144
Advisory Fees Paid, Amount	$ 6,030,000
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$859,195
Total Number of Portfolio Holdings	1,144
Total Advisory Fees Paid (thousands)	$6,030
Portfolio Turnover Rate	76%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Securities Sold Short	(4.1)%
Short-Term Investments	4.3%
Common Stocks	99.8%

C000148918
Shareholder Report [Line Items]
Fund Name	Multifactor International Equity Fund
Class Name	Class M
Trading Symbol	RTITX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$68	0.61%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Over the fiscal year, the MSCI World ex USA Index (Net) was up 23.84%. Growth and momentum outperformed while value, small size, low volatility and quality lagged the benchmark. Market returns were primarily driven by expectations that central banks could engineer a soft landing for international economies.

  The Fund underperformed its secondary benchmark over the fiscal year. The Fund’s tilts toward value, quality and smaller size were not beneficial. Sector positioning was flat as allocation impact was modest across sectors. Stock selection was also flat, as ineffective stock selection in industrials was offset by positive selection in consumer staples. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies slightly detracted over the fiscal year while the use of index futures to equitize a portion of uninvested cash performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class MFootnote Reference(a)	MSCI World ex USA Index (Net)	Multifactor International Equity Linked BenchmarkFootnote Reference(b)
2014	10,000	10,000	10,000
2015	9,768	9,819	9,864
2016	9,451	9,595	9,633
2017	11,707	11,777	11,861
2018	10,792	10,981	11,073
2019	11,630	12,197	12,300
2020	10,308	11,369	11,465
2021	14,137	15,416	15,546
2022	11,159	12,019	12,120
2023	12,595	13,528	13,642
2024	15,362	16,753	16,894

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	21.97%	5.72%	4.39%
MSCI World ex USA Index (Net)	23.84%	6.55%	5.30%
Multifactor International Equity Linked BenchmarkFootnote Reference(b)	23.84%	6.55%	5.38%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 143,296,000
Holdings Count | Holding	766
Advisory Fees Paid, Amount	$ 904,000
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$143,296
Total Number of Portfolio Holdings	766
Total Advisory Fees Paid (thousands)	$904
Portfolio Turnover Rate	21%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	4.1%
Preferred Stocks	0.3%
Short-Term Investments	1.1%
Common Stocks	94.5%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.44% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.64% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.44% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.64% on an annual basis.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000166215
Shareholder Report [Line Items]
Fund Name	Multifactor International Equity Fund
Class Name	Class R6
Trading Symbol	RTIRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$72	0.65%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Over the fiscal year, the MSCI World ex USA Index (Net) was up 23.84%. Growth and momentum outperformed while value, small size, low volatility and quality lagged the benchmark. Market returns were primarily driven by expectations that central banks could engineer a soft landing for international economies.

  The Fund underperformed its secondary benchmark over the fiscal year. The Fund’s tilts toward value, quality and smaller size were not beneficial. Sector positioning was flat as allocation impact was modest across sectors. Stock selection was also flat, as ineffective stock selection in industrials was offset by positive selection in consumer staples. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies slightly detracted over the fiscal year while the use of index futures to equitize a portion of uninvested cash performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6Footnote Reference(a)	MSCI World ex USA Index (Net)	Multifactor International Equity Linked BenchmarkFootnote Reference(b)
2014	10,000	10,000	10,000
2015	9,757	9,819	9,864
2016	9,454	9,595	9,633
2017	11,718	11,777	11,861
2018	10,792	10,981	11,073
2019	11,632	12,197	12,300
2020	10,325	11,369	11,465
2021	14,139	15,416	15,546
2022	11,167	12,019	12,120
2023	12,614	13,528	13,642
2024	15,398	16,753	16,894

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference(a)	22.07%	5.77%	4.41%
MSCI World ex USA Index (Net)	23.84%	6.55%	5.30%
Multifactor International Equity Linked BenchmarkFootnote Reference(b)	23.84%	6.55%	5.38%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 143,296,000
Holdings Count | Holding	766
Advisory Fees Paid, Amount	$ 904,000
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$143,296
Total Number of Portfolio Holdings	766
Total Advisory Fees Paid (thousands)	$904
Portfolio Turnover Rate	21%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	4.1%
Preferred Stocks	0.3%
Short-Term Investments	1.1%
Common Stocks	94.5%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.44% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.64% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.44% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.64% on an annual basis.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000143052
Shareholder Report [Line Items]
Fund Name	Multifactor International Equity Fund
Class Name	Class S
Trading Symbol	RTISX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$91	0.82%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Over the fiscal year, the MSCI World ex USA Index (Net) was up 23.84%. Growth and momentum outperformed while value, small size, low volatility and quality lagged the benchmark. Market returns were primarily driven by expectations that central banks could engineer a soft landing for international economies.

  The Fund underperformed its secondary benchmark over the fiscal year. The Fund’s tilts toward value, quality and smaller size were not beneficial. Sector positioning was flat as allocation impact was modest across sectors. Stock selection was also flat, as ineffective stock selection in industrials was offset by positive selection in consumer staples. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies slightly detracted over the fiscal year while the use of index futures to equitize a portion of uninvested cash performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class SFootnote Reference(a)	MSCI World ex USA Index (Net)	Multifactor International Equity Linked BenchmarkFootnote Reference(b)
2014	10,000	10,000	10,000
2015	9,747	9,819	9,864
2016	9,420	9,595	9,633
2017	11,654	11,777	11,861
2018	10,718	10,981	11,073
2019	11,546	12,197	12,300
2020	10,229	11,369	11,465
2021	13,980	15,416	15,546
2022	11,034	12,019	12,120
2023	12,435	13,528	13,642
2024	15,147	16,753	16,894

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class SFootnote Reference(a)	21.81%	5.58%	4.24%
MSCI World ex USA Index (Net)	23.84%	6.55%	5.30%
Multifactor International Equity Linked BenchmarkFootnote Reference(b)	23.84%	6.55%	5.38%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 143,296,000
Holdings Count | Holding	766
Advisory Fees Paid, Amount	$ 904,000
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$143,296
Total Number of Portfolio Holdings	766
Total Advisory Fees Paid (thousands)	$904
Portfolio Turnover Rate	21%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	4.1%
Preferred Stocks	0.3%
Short-Term Investments	1.1%
Common Stocks	94.5%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.44% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.64% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.44% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.64% on an annual basis.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000143048
Shareholder Report [Line Items]
Fund Name	Multifactor International Equity Fund
Class Name	Class Y
Trading Symbol	RTIYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$69	0.62%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Over the fiscal year, the MSCI World ex USA Index (Net) was up 23.84%. Growth and momentum outperformed while value, small size, low volatility and quality lagged the benchmark. Market returns were primarily driven by expectations that central banks could engineer a soft landing for international economies.

  The Fund underperformed its secondary benchmark over the fiscal year. The Fund’s tilts toward value, quality and smaller size were not beneficial. Sector positioning was flat as allocation impact was modest across sectors. Stock selection was also flat, as ineffective stock selection in industrials was offset by positive selection in consumer staples. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies slightly detracted over the fiscal year while the use of index futures to equitize a portion of uninvested cash performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class Y	MSCI World ex USA Index (Net)	Multifactor International Equity Linked BenchmarkFootnote Reference(a)
2014	10,000	10,000	10,000
2015	9,757	9,819	9,864
2016	9,454	9,595	9,633
2017	11,709	11,777	11,861
2018	10,795	10,981	11,073
2019	11,639	12,197	12,300
2020	10,331	11,369	11,465
2021	14,160	15,416	15,546
2022	11,192	12,019	12,120
2023	12,628	13,528	13,642
2024	15,426	16,753	16,894

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Y	22.16%	5.80%	4.43%
MSCI World ex USA Index (Net)	23.84%	6.55%	5.30%
Multifactor International Equity Linked BenchmarkFootnote Reference(a)	23.84%	6.55%	5.38%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 143,296,000
Holdings Count | Holding	766
Advisory Fees Paid, Amount	$ 904,000
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$143,296
Total Number of Portfolio Holdings	766
Total Advisory Fees Paid (thousands)	$904
Portfolio Turnover Rate	21%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	4.1%
Preferred Stocks	0.3%
Short-Term Investments	1.1%
Common Stocks	94.5%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.44% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.64% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.44% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.64% on an annual basis.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000066910
Shareholder Report [Line Items]
Fund Name	International Developed Markets Fund
Class Name	Class A
Trading Symbol	RLNAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$139	1.26%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Over the fiscal year, the MSCI World ex USA Index (Net) was up 23.84%. Growth and momentum outperformed while value, small size, low volatility and quality lagged the benchmark. Market returns were primarily driven by expectations that central banks could engineer a soft landing for international economies.

  The Fund underperformed its secondary benchmark over the fiscal year. The Fund’s tilt towards smaller names was a key detractor. The Fund’s underweights to the energy and utilities sectors were modestly positive. Stock selection was not beneficial as overweight positions in Schlumberger NV and Samsung Electronics Co., Ltd., along with underweight positions in SAP SE and Hitachi, Ltd were not rewarded over the period. This was partially offset by positive contributions from overweight positions in Taiwan Semiconductor Manufacturing Limited and Shell PLC. The top performing money manager strategy was a growth strategy with exposure to high volatility along with positive stock selection, while the largest detractor was a value strategy with underweights to momentum and larger names. Russell Investment Management, LLC’s ("RIM") positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality and low volatility, detracted over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies detracted over the fiscal year while the use of index futures to equitize a portion of uninvested cash performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	MSCI World ex USA Index (Net)	International Developed Markets Linked BenchmarkFootnote Reference(a)
2014	9,426	10,000	10,000
2015	9,359	9,819	9,864
2016	9,183	9,595	9,633
2017	11,323	11,777	11,861
2018	10,374	10,981	11,073
2019	11,151	12,197	12,300
2020	10,026	11,369	11,465
2021	13,998	15,416	15,546
2022	10,776	12,019	12,120
2023	12,143	13,528	13,642
2024	14,682	16,753	16,894

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A - with sales charge	13.96%	4.41%	3.91%
Class A - no sales charge	20.90%	5.66%	4.53%
MSCI World ex USA Index (Net)	23.84%	6.55%	5.30%
International Developed Markets Linked BenchmarkFootnote Reference(a)	23.84%	6.55%	5.38%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,041,464,000
Holdings Count | Holding	553
Advisory Fees Paid, Amount	$ 7,401,000
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,041,464
Total Number of Portfolio Holdings	553
Total Advisory Fees Paid (thousands)	$7,401
Portfolio Turnover Rate	28%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.6%
Preferred Stocks	0.8%
Short-Term Investments	2.2%
Common Stocks	95.4%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.77% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.02% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.77% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.02% of its advisory fee.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000066908
Shareholder Report [Line Items]
Fund Name	International Developed Markets Fund
Class Name	Class C
Trading Symbol	RLNCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$221	2.01%

Expenses Paid, Amount	$ 221
Expense Ratio, Percent	2.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Over the fiscal year, the MSCI World ex USA Index (Net) was up 23.84%. Growth and momentum outperformed while value, small size, low volatility and quality lagged the benchmark. Market returns were primarily driven by expectations that central banks could engineer a soft landing for international economies.

  The Fund underperformed its secondary benchmark over the fiscal year. The Fund’s tilt towards smaller names was a key detractor. The Fund’s underweights to the energy and utilities sectors were modestly positive. Stock selection was not beneficial as overweight positions in Schlumberger NV and Samsung Electronics Co., Ltd., along with underweight positions in SAP SE and Hitachi, Ltd were not rewarded over the period. This was partially offset by positive contributions from overweight positions in Taiwan Semiconductor Manufacturing Limited and Shell PLC. The top performing money manager strategy was a growth strategy with exposure to high volatility along with positive stock selection, while the largest detractor was a value strategy with underweights to momentum and larger names. Russell Investment Management, LLC’s ("RIM") positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality and low volatility, detracted over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies detracted over the fiscal year while the use of index futures to equitize a portion of uninvested cash performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	MSCI World ex USA Index (Net)	International Developed Markets Linked BenchmarkFootnote Reference(a)
2014	10,000	10,000	10,000
2015	9,854	9,819	9,864
2016	9,598	9,595	9,633
2017	11,746	11,777	11,861
2018	10,681	10,981	11,073
2019	11,394	12,197	12,300
2020	10,165	11,369	11,465
2021	14,088	15,416	15,546
2022	10,766	12,019	12,120
2023	12,038	13,528	13,642
2024	14,448	16,753	16,894

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	20.02%	4.86%	3.75%
MSCI World ex USA Index (Net)	23.84%	6.55%	5.30%
International Developed Markets Linked BenchmarkFootnote Reference(a)	23.84%	6.55%	5.38%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,041,464,000
Holdings Count | Holding	553
Advisory Fees Paid, Amount	$ 7,401,000
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,041,464
Total Number of Portfolio Holdings	553
Total Advisory Fees Paid (thousands)	$7,401
Portfolio Turnover Rate	28%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.6%
Preferred Stocks	0.8%
Short-Term Investments	2.2%
Common Stocks	95.4%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.77% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.02% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.77% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.02% of its advisory fee.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000178350
Shareholder Report [Line Items]
Fund Name	International Developed Markets Fund
Class Name	Class M
Trading Symbol	RNTTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$96	0.87%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Over the fiscal year, the MSCI World ex USA Index (Net) was up 23.84%. Growth and momentum outperformed while value, small size, low volatility and quality lagged the benchmark. Market returns were primarily driven by expectations that central banks could engineer a soft landing for international economies.

  The Fund underperformed its secondary benchmark over the fiscal year. The Fund’s tilt towards smaller names was a key detractor. The Fund’s underweights to the energy and utilities sectors were modestly positive. Stock selection was not beneficial as overweight positions in Schlumberger NV and Samsung Electronics Co., Ltd., along with underweight positions in SAP SE and Hitachi, Ltd were not rewarded over the period. This was partially offset by positive contributions from overweight positions in Taiwan Semiconductor Manufacturing Limited and Shell PLC. The top performing money manager strategy was a growth strategy with exposure to high volatility along with positive stock selection, while the largest detractor was a value strategy with underweights to momentum and larger names. Russell Investment Management, LLC’s ("RIM") positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality and low volatility, detracted over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies detracted over the fiscal year while the use of index futures to equitize a portion of uninvested cash performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class MFootnote Reference(a)	MSCI World ex USA Index (Net)	International Developed Markets Linked BenchmarkFootnote Reference(b)
2014	10,000	10,000	10,000
2015	9,952	9,819	9,864
2016	9,791	9,595	9,633
2017	12,111	11,777	11,861
2018	11,142	10,981	11,073
2019	12,023	12,197	12,300
2020	10,852	11,369	11,465
2021	15,209	15,416	15,546
2022	11,755	12,019	12,120
2023	13,298	13,528	13,642
2024	16,141	16,753	16,894

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	21.38%	6.07%	4.90%
MSCI World ex USA Index (Net)	23.84%	6.55%	5.30%
International Developed Markets Linked BenchmarkFootnote Reference(b)	23.84%	6.55%	5.38%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,041,464,000
Holdings Count | Holding	553
Advisory Fees Paid, Amount	$ 7,401,000
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,041,464
Total Number of Portfolio Holdings	553
Total Advisory Fees Paid (thousands)	$7,401
Portfolio Turnover Rate	28%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.6%
Preferred Stocks	0.8%
Short-Term Investments	2.2%
Common Stocks	95.4%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.77% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.02% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.77% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.02% of its advisory fee.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000066909
Shareholder Report [Line Items]
Fund Name	International Developed Markets Fund
Class Name	Class S
Trading Symbol	RINTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$107	0.97%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Over the fiscal year, the MSCI World ex USA Index (Net) was up 23.84%. Growth and momentum outperformed while value, small size, low volatility and quality lagged the benchmark. Market returns were primarily driven by expectations that central banks could engineer a soft landing for international economies.

  The Fund underperformed its secondary benchmark over the fiscal year. The Fund’s tilt towards smaller names was a key detractor. The Fund’s underweights to the energy and utilities sectors were modestly positive. Stock selection was not beneficial as overweight positions in Schlumberger NV and Samsung Electronics Co., Ltd., along with underweight positions in SAP SE and Hitachi, Ltd were not rewarded over the period. This was partially offset by positive contributions from overweight positions in Taiwan Semiconductor Manufacturing Limited and Shell PLC. The top performing money manager strategy was a growth strategy with exposure to high volatility along with positive stock selection, while the largest detractor was a value strategy with underweights to momentum and larger names. Russell Investment Management, LLC’s ("RIM") positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality and low volatility, detracted over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies detracted over the fiscal year while the use of index futures to equitize a portion of uninvested cash performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	MSCI World ex USA Index (Net)	International Developed Markets Linked BenchmarkFootnote Reference(a)
2014	10,000	10,000	10,000
2015	9,952	9,819	9,864
2016	9,791	9,595	9,633
2017	12,106	11,777	11,861
2018	11,124	10,981	11,073
2019	11,990	12,197	12,300
2020	10,813	11,369	11,465
2021	15,141	15,416	15,546
2022	11,691	12,019	12,120
2023	13,210	13,528	13,642
2024	16,016	16,753	16,894

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class S	21.24%	5.96%	4.82%
MSCI World ex USA Index (Net)	23.84%	6.55%	5.30%
International Developed Markets Linked BenchmarkFootnote Reference(a)	23.84%	6.55%	5.38%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,041,464,000
Holdings Count | Holding	553
Advisory Fees Paid, Amount	$ 7,401,000
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,041,464
Total Number of Portfolio Holdings	553
Total Advisory Fees Paid (thousands)	$7,401
Portfolio Turnover Rate	28%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.6%
Preferred Stocks	0.8%
Short-Term Investments	2.2%
Common Stocks	95.4%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.77% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.02% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.77% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.02% of its advisory fee.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000004304
Shareholder Report [Line Items]
Fund Name	International Developed Markets Fund
Class Name	Class Y
Trading Symbol	RINYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$90	0.81%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Over the fiscal year, the MSCI World ex USA Index (Net) was up 23.84%. Growth and momentum outperformed while value, small size, low volatility and quality lagged the benchmark. Market returns were primarily driven by expectations that central banks could engineer a soft landing for international economies.

  The Fund underperformed its secondary benchmark over the fiscal year. The Fund’s tilt towards smaller names was a key detractor. The Fund’s underweights to the energy and utilities sectors were modestly positive. Stock selection was not beneficial as overweight positions in Schlumberger NV and Samsung Electronics Co., Ltd., along with underweight positions in SAP SE and Hitachi, Ltd were not rewarded over the period. This was partially offset by positive contributions from overweight positions in Taiwan Semiconductor Manufacturing Limited and Shell PLC. The top performing money manager strategy was a growth strategy with exposure to high volatility along with positive stock selection, while the largest detractor was a value strategy with underweights to momentum and larger names. Russell Investment Management, LLC’s ("RIM") positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality and low volatility, detracted over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies detracted over the fiscal year while the use of index futures to equitize a portion of uninvested cash performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class Y	MSCI World ex USA Index (Net)	International Developed Markets Linked BenchmarkFootnote Reference(a)
2014	10,000	10,000	10,000
2015	9,975	9,819	9,864
2016	9,832	9,595	9,633
2017	12,176	11,777	11,861
2018	11,206	10,981	11,073
2019	12,098	12,197	12,300
2020	10,926	11,369	11,465
2021	15,321	15,416	15,546
2022	11,850	12,019	12,120
2023	13,410	13,528	13,642
2024	16,286	16,753	16,894

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Y	21.45%	6.13%	5.00%
MSCI World ex USA Index (Net)	23.84%	6.55%	5.30%
International Developed Markets Linked BenchmarkFootnote Reference(a)	23.84%	6.55%	5.38%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,041,464,000
Holdings Count | Holding	553
Advisory Fees Paid, Amount	$ 7,401,000
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,041,464
Total Number of Portfolio Holdings	553
Total Advisory Fees Paid (thousands)	$7,401
Portfolio Turnover Rate	28%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.6%
Preferred Stocks	0.8%
Short-Term Investments	2.2%
Common Stocks	95.4%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.77% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.02% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.77% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.02% of its advisory fee.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000042371
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class A
Trading Symbol	RGEAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$141	1.23%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Over the fiscal year, the MSCI World Index (Net) was up 33.68%. Growth and momentum outperformed while value, small size, low volatility and quality lagged the benchmark. Market returns were primarily driven by expectations that central banks could engineer a soft landing for developed economies.

  The Fund underperformed its secondary benchmark over the fiscal year. The Fund’s tilts towards cheaper names and defensive positioning were not rewarded. Sector positioning was flat, as overweights to financials and communication services were tailwinds, while an underweight to information technology detracted. Stock selection was ineffective, driven by an underweight position in NVIDIA and overweight positions in Samsung Electronics Co., Schlumberger NV and Nestle SA. This was partially offset by positive contributions from overweight positions in Taiwan Semiconductor Manufacturing Limited and Meta Platforms, Inc. The top performing money manager strategy was a growth strategy with exposure to high volatility along with positive stock selection, while the largest detractor was a growth strategy with unrewarded defensive tilts and ineffective stock selection. Russell Investment Management, LLC’s ("RIM") positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to value and quality and reflecting defensive positioning, detracted over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies was beneficial to the Fund’s performance for the fiscal year while the use of index futures to equitize a portion of uninvested cash performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	MSCI World Index (Net)	Global Equity Linked BenchmarkFootnote Reference(a)
2014	9,421	10,000	10,000
2015	9,756	10,177	10,189
2016	9,856	10,298	10,308
2017	12,163	12,643	12,682
2018	12,163	12,789	12,839
2019	13,449	14,413	14,468
2020	13,643	15,042	15,100
2021	19,349	21,122	21,204
2022	15,903	17,219	17,286
2023	17,736	19,024	19,097
2024	23,039	25,431	25,529

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A - with sales charge	22.40%	10.05%	8.70%
Class A - no sales charge	29.90%	11.37%	9.35%
MSCI World Index (Net)	33.68%	12.03%	9.78%
Global Equity Linked BenchmarkFootnote Reference(a)	33.68%	12.03%	9.83%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,897,440,000
Holdings Count | Holding	697
Advisory Fees Paid, Amount	$ 14,348,000
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,897,440
Total Number of Portfolio Holdings	697
Total Advisory Fees Paid (thousands)	$14,348
Portfolio Turnover Rate	47%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.8%
Preferred Stocks	0.6%
Short-Term Investments	3.6%
Common Stocks	94.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.95% to (i) to 0.73% on the first billion; (ii) 0.69% on the next $2 billion; (iii) 0.66% on the next $3 billion; and (iv) 0.64% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.79% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.68%.

In September 2024, RIM hired Algert Global LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.95% to (i) to 0.73% on the first billion; (ii) 0.69% on the next $2 billion; (iii) 0.66% on the next $3 billion; and (iv) 0.64% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.79% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.68%.

Material Fund Change Adviser [Text Block]	In September 2024, RIM hired Algert Global LLC as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000042372
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class C
Trading Symbol	RGECX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$227	1.98%

Expenses Paid, Amount	$ 227
Expense Ratio, Percent	1.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Over the fiscal year, the MSCI World Index (Net) was up 33.68%. Growth and momentum outperformed while value, small size, low volatility and quality lagged the benchmark. Market returns were primarily driven by expectations that central banks could engineer a soft landing for developed economies.

  The Fund underperformed its secondary benchmark over the fiscal year. The Fund’s tilts towards cheaper names and defensive positioning were not rewarded. Sector positioning was flat, as overweights to financials and communication services were tailwinds, while an underweight to information technology detracted. Stock selection was ineffective, driven by an underweight position in NVIDIA and overweight positions in Samsung Electronics Co., Schlumberger NV and Nestle SA. This was partially offset by positive contributions from overweight positions in Taiwan Semiconductor Manufacturing Limited and Meta Platforms, Inc. The top performing money manager strategy was a growth strategy with exposure to high volatility along with positive stock selection, while the largest detractor was a growth strategy with unrewarded defensive tilts and ineffective stock selection. Russell Investment Management, LLC’s ("RIM") positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to value and quality and reflecting defensive positioning, detracted over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies was beneficial to the Fund’s performance for the fiscal year while the use of index futures to equitize a portion of uninvested cash performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	MSCI World Index (Net)	Global Equity Linked BenchmarkFootnote Reference(a)
2014	10,000	10,000	10,000
2015	10,287	10,177	10,189
2016	10,312	10,298	10,308
2017	12,630	12,643	12,682
2018	12,537	12,789	12,839
2019	13,755	14,413	14,468
2020	13,857	15,042	15,100
2021	19,501	21,122	21,204
2022	15,917	17,219	17,286
2023	17,599	19,024	19,097
2024	22,698	25,431	25,529

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	28.97%	10.54%	8.54%
MSCI World Index (Net)	33.68%	12.03%	9.78%
Global Equity Linked BenchmarkFootnote Reference(a)	33.68%	12.03%	9.83%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,897,440,000
Holdings Count | Holding	697
Advisory Fees Paid, Amount	$ 14,348,000
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,897,440
Total Number of Portfolio Holdings	697
Total Advisory Fees Paid (thousands)	$14,348
Portfolio Turnover Rate	47%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.8%
Preferred Stocks	0.6%
Short-Term Investments	3.6%
Common Stocks	94.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.95% to (i) to 0.73% on the first billion; (ii) 0.69% on the next $2 billion; (iii) 0.66% on the next $3 billion; and (iv) 0.64% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.79% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.68%.

In September 2024, RIM hired Algert Global LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.95% to (i) to 0.73% on the first billion; (ii) 0.69% on the next $2 billion; (iii) 0.66% on the next $3 billion; and (iv) 0.64% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.79% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.68%.

Material Fund Change Adviser [Text Block]	In September 2024, RIM hired Algert Global LLC as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000178375
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class M
Trading Symbol	RGDTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$101	0.88%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Over the fiscal year, the MSCI World Index (Net) was up 33.68%. Growth and momentum outperformed while value, small size, low volatility and quality lagged the benchmark. Market returns were primarily driven by expectations that central banks could engineer a soft landing for developed economies.

  The Fund underperformed its secondary benchmark over the fiscal year. The Fund’s tilts towards cheaper names and defensive positioning were not rewarded. Sector positioning was flat, as overweights to financials and communication services were tailwinds, while an underweight to information technology detracted. Stock selection was ineffective, driven by an underweight position in NVIDIA and overweight positions in Samsung Electronics Co., Schlumberger NV and Nestle SA. This was partially offset by positive contributions from overweight positions in Taiwan Semiconductor Manufacturing Limited and Meta Platforms, Inc. The top performing money manager strategy was a growth strategy with exposure to high volatility along with positive stock selection, while the largest detractor was a growth strategy with unrewarded defensive tilts and ineffective stock selection. Russell Investment Management, LLC’s ("RIM") positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to value and quality and reflecting defensive positioning, detracted over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies was beneficial to the Fund’s performance for the fiscal year while the use of index futures to equitize a portion of uninvested cash performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class MFootnote Reference(a)	MSCI World Index (Net)	Global Equity Linked BenchmarkFootnote Reference(b)
2014	10,000	10,000	10,000
2015	10,380	10,177	10,189
2016	10,511	10,298	10,308
2017	13,018	12,643	12,682
2018	13,065	12,789	12,839
2019	14,490	14,413	14,468
2020	14,757	15,042	15,100
2021	20,986	21,122	21,204
2022	17,315	17,219	17,286
2023	19,385	19,024	19,097
2024	25,268	25,431	25,529

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	30.35%	11.76%	9.71%
MSCI World Index (Net)	33.68%	12.03%	9.78%
Global Equity Linked BenchmarkFootnote Reference(b)	33.68%	12.03%	9.83%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,897,440,000
Holdings Count | Holding	697
Advisory Fees Paid, Amount	$ 14,348,000
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,897,440
Total Number of Portfolio Holdings	697
Total Advisory Fees Paid (thousands)	$14,348
Portfolio Turnover Rate	47%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.8%
Preferred Stocks	0.6%
Short-Term Investments	3.6%
Common Stocks	94.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.95% to (i) to 0.73% on the first billion; (ii) 0.69% on the next $2 billion; (iii) 0.66% on the next $3 billion; and (iv) 0.64% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.79% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.68%.

In September 2024, RIM hired Algert Global LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.95% to (i) to 0.73% on the first billion; (ii) 0.69% on the next $2 billion; (iii) 0.66% on the next $3 billion; and (iv) 0.64% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.79% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.68%.

Material Fund Change Adviser [Text Block]	In September 2024, RIM hired Algert Global LLC as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000042374
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class S
Trading Symbol	RGESX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$113	0.98%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Over the fiscal year, the MSCI World Index (Net) was up 33.68%. Growth and momentum outperformed while value, small size, low volatility and quality lagged the benchmark. Market returns were primarily driven by expectations that central banks could engineer a soft landing for developed economies.

  The Fund underperformed its secondary benchmark over the fiscal year. The Fund’s tilts towards cheaper names and defensive positioning were not rewarded. Sector positioning was flat, as overweights to financials and communication services were tailwinds, while an underweight to information technology detracted. Stock selection was ineffective, driven by an underweight position in NVIDIA and overweight positions in Samsung Electronics Co., Schlumberger NV and Nestle SA. This was partially offset by positive contributions from overweight positions in Taiwan Semiconductor Manufacturing Limited and Meta Platforms, Inc. The top performing money manager strategy was a growth strategy with exposure to high volatility along with positive stock selection, while the largest detractor was a growth strategy with unrewarded defensive tilts and ineffective stock selection. Russell Investment Management, LLC’s ("RIM") positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to value and quality and reflecting defensive positioning, detracted over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies was beneficial to the Fund’s performance for the fiscal year while the use of index futures to equitize a portion of uninvested cash performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	MSCI World Index (Net)	Global Equity Linked BenchmarkFootnote Reference(a)
2014	10,000	10,000	10,000
2015	10,380	10,177	10,189
2016	10,511	10,298	10,308
2017	13,007	12,643	12,682
2018	13,043	12,789	12,839
2019	14,456	14,413	14,468
2020	14,706	15,042	15,100
2021	20,901	21,122	21,204
2022	17,232	17,219	17,286
2023	19,256	19,024	19,097
2024	25,064	25,431	25,529

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class S	30.16%	11.63%	9.62%
MSCI World Index (Net)	33.68%	12.03%	9.78%
Global Equity Linked BenchmarkFootnote Reference(a)	33.68%	12.03%	9.83%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,897,440,000
Holdings Count | Holding	697
Advisory Fees Paid, Amount	$ 14,348,000
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,897,440
Total Number of Portfolio Holdings	697
Total Advisory Fees Paid (thousands)	$14,348
Portfolio Turnover Rate	47%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.8%
Preferred Stocks	0.6%
Short-Term Investments	3.6%
Common Stocks	94.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.95% to (i) to 0.73% on the first billion; (ii) 0.69% on the next $2 billion; (iii) 0.66% on the next $3 billion; and (iv) 0.64% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.79% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.68%.

In September 2024, RIM hired Algert Global LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.95% to (i) to 0.73% on the first billion; (ii) 0.69% on the next $2 billion; (iii) 0.66% on the next $3 billion; and (iv) 0.64% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.79% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.68%.

Material Fund Change Adviser [Text Block]	In September 2024, RIM hired Algert Global LLC as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000066919
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class Y
Trading Symbol	RLGYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$90	0.78%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Over the fiscal year, the MSCI World Index (Net) was up 33.68%. Growth and momentum outperformed while value, small size, low volatility and quality lagged the benchmark. Market returns were primarily driven by expectations that central banks could engineer a soft landing for developed economies.

  The Fund underperformed its secondary benchmark over the fiscal year. The Fund’s tilts towards cheaper names and defensive positioning were not rewarded. Sector positioning was flat, as overweights to financials and communication services were tailwinds, while an underweight to information technology detracted. Stock selection was ineffective, driven by an underweight position in NVIDIA and overweight positions in Samsung Electronics Co., Schlumberger NV and Nestle SA. This was partially offset by positive contributions from overweight positions in Taiwan Semiconductor Manufacturing Limited and Meta Platforms, Inc. The top performing money manager strategy was a growth strategy with exposure to high volatility along with positive stock selection, while the largest detractor was a growth strategy with unrewarded defensive tilts and ineffective stock selection. Russell Investment Management, LLC’s ("RIM") positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to value and quality and reflecting defensive positioning, detracted over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies was beneficial to the Fund’s performance for the fiscal year while the use of index futures to equitize a portion of uninvested cash performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class Y	MSCI World Index (Net)	Global Equity Linked BenchmarkFootnote Reference(a)
2014	10,000	10,000	10,000
2015	10,409	10,177	10,189
2016	10,565	10,298	10,308
2017	13,093	12,643	12,682
2018	13,145	12,789	12,839
2019	14,610	14,413	14,468
2020	14,888	15,042	15,100
2021	21,185	21,122	21,204
2022	17,502	17,219	17,286
2023	19,609	19,024	19,097
2024	25,584	25,431	25,529

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Y	30.47%	11.86%	9.85%
MSCI World Index (Net)	33.68%	12.03%	9.78%
Global Equity Linked BenchmarkFootnote Reference(a)	33.68%	12.03%	9.83%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,897,440,000
Holdings Count | Holding	697
Advisory Fees Paid, Amount	$ 14,348,000
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,897,440
Total Number of Portfolio Holdings	697
Total Advisory Fees Paid (thousands)	$14,348
Portfolio Turnover Rate	47%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.8%
Preferred Stocks	0.6%
Short-Term Investments	3.6%
Common Stocks	94.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.95% to (i) to 0.73% on the first billion; (ii) 0.69% on the next $2 billion; (iii) 0.66% on the next $3 billion; and (iv) 0.64% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.79% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.68%.

In September 2024, RIM hired Algert Global LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.95% to (i) to 0.73% on the first billion; (ii) 0.69% on the next $2 billion; (iii) 0.66% on the next $3 billion; and (iv) 0.64% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.79% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.68%.

Material Fund Change Adviser [Text Block]	In September 2024, RIM hired Algert Global LLC as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000043464
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Class A
Trading Symbol	REMAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$161	1.44%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Global investor excitement around the artificial intelligence (“AI”) theme drove equity markets higher during the fiscal year. Companies related to the theme, particularly semiconductor producers and companies linked into the AI supply chain, were the main beneficiaries in emerging markets. However, China’s economic headwinds were a challenge over the period and weighed heavily on stock market returns within the country.

  The Fund underperformed its secondary benchmark for the fiscal year. Within China, stock selection in financials, consumer discretionary and communication services proved challenging. From a sector perspective, stock selection in financials was challenging across smaller emerging markets, while stock selection in industrials (across Taiwan, India, South Korea) was rewarded. Stock selection in information technology was also beneficial. Money managers with exposure to momentum performed well, while value-biased and value managers were challenged, predominately due to their exposure to China and underweights to richly priced markets such as India. Russell Investment Management, LLC’s ("RIM") positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to value and momentum factors, was beneficial over the fiscal year. During the fiscal year, RIM used index futures contracts to equitize a portion of the Fund’s cash and this strategy performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	MSCI Emerging Markets Index (Net)	Emerging Markets Linked BenchmarkFootnote Reference(a)
2014	9,424	10,000	10,000
2015	7,906	8,547	8,642
2016	8,645	9,339	9,454
2017	10,926	11,809	11,854
2018	9,362	10,331	10,401
2019	10,265	11,556	11,634
2020	10,310	12,509	12,594
2021	12,450	14,631	14,730
2022	8,358	10,092	10,160
2023	9,192	11,181	11,257
2024	11,312	14,012	14,107

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A - with sales charge	15.96%	0.76%	1.24%
Class A - no sales charge	23.07%	1.96%	1.84%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%
Emerging Markets Linked BenchmarkFootnote Reference(a)	25.32%	3.93%	3.50%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 766,595,000
Holdings Count | Holding	478
Advisory Fees Paid, Amount	$ 7,582,000
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$766,595
Total Number of Portfolio Holdings	478
Total Advisory Fees Paid (thousands)	$7,582
Portfolio Turnover Rate	66%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.2)%
Preferred Stocks	1.3%
Short-Term Investments	4.4%
Common Stocks	94.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 1.15% to (i) 0.93% on the first $1 billion; (ii) 0.89% on the next $2 billion; (iii) 0.86% on the next $3 billion; and (iv) 0.84% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.831%. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.83%.

In June 2024, RIM terminated Consilium Investment Management, LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 1.15% to (i) 0.93% on the first $1 billion; (ii) 0.89% on the next $2 billion; (iii) 0.86% on the next $3 billion; and (iv) 0.84% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.831%. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.83%.

Material Fund Change Adviser [Text Block]	In June 2024, RIM terminated Consilium Investment Management, LLC as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000004231
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Class C
Trading Symbol	REMCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$243	2.19%

Expenses Paid, Amount	$ 243
Expense Ratio, Percent	2.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Global investor excitement around the artificial intelligence (“AI”) theme drove equity markets higher during the fiscal year. Companies related to the theme, particularly semiconductor producers and companies linked into the AI supply chain, were the main beneficiaries in emerging markets. However, China’s economic headwinds were a challenge over the period and weighed heavily on stock market returns within the country.

  The Fund underperformed its secondary benchmark for the fiscal year. Within China, stock selection in financials, consumer discretionary and communication services proved challenging. From a sector perspective, stock selection in financials was challenging across smaller emerging markets, while stock selection in industrials (across Taiwan, India, South Korea) was rewarded. Stock selection in information technology was also beneficial. Money managers with exposure to momentum performed well, while value-biased and value managers were challenged, predominately due to their exposure to China and underweights to richly priced markets such as India. Russell Investment Management, LLC’s ("RIM") positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to value and momentum factors, was beneficial over the fiscal year. During the fiscal year, RIM used index futures contracts to equitize a portion of the Fund’s cash and this strategy performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	MSCI Emerging Markets Index (Net)	Emerging Markets Linked BenchmarkFootnote Reference(a)
2014	10,000	10,000	10,000
2015	8,330	8,547	8,642
2016	9,040	9,339	9,454
2017	11,335	11,809	11,854
2018	9,644	10,331	10,401
2019	10,492	11,556	11,634
2020	10,465	12,509	12,594
2021	12,536	14,631	14,730
2022	8,358	10,092	10,160
2023	9,118	11,181	11,257
2024	11,139	14,012	14,107

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	22.16%	1.20%	1.08%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%
Emerging Markets Linked BenchmarkFootnote Reference(a)	25.32%	3.93%	3.50%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 766,595,000
Holdings Count | Holding	478
Advisory Fees Paid, Amount	$ 7,582,000
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$766,595
Total Number of Portfolio Holdings	478
Total Advisory Fees Paid (thousands)	$7,582
Portfolio Turnover Rate	66%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.2)%
Preferred Stocks	1.3%
Short-Term Investments	4.4%
Common Stocks	94.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 1.15% to (i) 0.93% on the first $1 billion; (ii) 0.89% on the next $2 billion; (iii) 0.86% on the next $3 billion; and (iv) 0.84% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.831%. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.83%.

In June 2024, RIM terminated Consilium Investment Management, LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 1.15% to (i) 0.93% on the first $1 billion; (ii) 0.89% on the next $2 billion; (iii) 0.86% on the next $3 billion; and (iv) 0.84% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.831%. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.83%.

Material Fund Change Adviser [Text Block]	In June 2024, RIM terminated Consilium Investment Management, LLC as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000178285
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Class M
Trading Symbol	RMMTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$122	1.09%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Global investor excitement around the artificial intelligence (“AI”) theme drove equity markets higher during the fiscal year. Companies related to the theme, particularly semiconductor producers and companies linked into the AI supply chain, were the main beneficiaries in emerging markets. However, China’s economic headwinds were a challenge over the period and weighed heavily on stock market returns within the country.

  The Fund underperformed its secondary benchmark for the fiscal year. Within China, stock selection in financials, consumer discretionary and communication services proved challenging. From a sector perspective, stock selection in financials was challenging across smaller emerging markets, while stock selection in industrials (across Taiwan, India, South Korea) was rewarded. Stock selection in information technology was also beneficial. Money managers with exposure to momentum performed well, while value-biased and value managers were challenged, predominately due to their exposure to China and underweights to richly priced markets such as India. Russell Investment Management, LLC’s ("RIM") positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to value and momentum factors, was beneficial over the fiscal year. During the fiscal year, RIM used index futures contracts to equitize a portion of the Fund’s cash and this strategy performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class MFootnote Reference(a)	MSCI Emerging Markets Index (Net)	Emerging Markets Linked BenchmarkFootnote Reference(b)
2014	10,000	10,000	10,000
2015	8,414	8,547	8,642
2016	9,217	9,339	9,454
2017	11,687	11,809	11,854
2018	10,048	10,331	10,401
2019	11,060	11,556	11,634
2020	11,146	12,509	12,594
2021	13,504	14,631	14,730
2022	9,102	10,092	10,160
2023	10,046	11,181	11,257
2024	12,404	14,012	14,107

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	23.48%	2.32%	2.18%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%
Emerging Markets Linked BenchmarkFootnote Reference(b)	25.32%	3.93%	3.50%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 766,595,000
Holdings Count | Holding	478
Advisory Fees Paid, Amount	$ 7,582,000
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$766,595
Total Number of Portfolio Holdings	478
Total Advisory Fees Paid (thousands)	$7,582
Portfolio Turnover Rate	66%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.2)%
Preferred Stocks	1.3%
Short-Term Investments	4.4%
Common Stocks	94.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 1.15% to (i) 0.93% on the first $1 billion; (ii) 0.89% on the next $2 billion; (iii) 0.86% on the next $3 billion; and (iv) 0.84% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.831%. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.83%.

In June 2024, RIM terminated Consilium Investment Management, LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 1.15% to (i) 0.93% on the first $1 billion; (ii) 0.89% on the next $2 billion; (iii) 0.86% on the next $3 billion; and (iv) 0.84% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.831%. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.83%.

Material Fund Change Adviser [Text Block]	In June 2024, RIM terminated Consilium Investment Management, LLC as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000166195
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Class R6
Trading Symbol	REGRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$116	1.04%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Global investor excitement around the artificial intelligence (“AI”) theme drove equity markets higher during the fiscal year. Companies related to the theme, particularly semiconductor producers and companies linked into the AI supply chain, were the main beneficiaries in emerging markets. However, China’s economic headwinds were a challenge over the period and weighed heavily on stock market returns within the country.

  The Fund underperformed its secondary benchmark for the fiscal year. Within China, stock selection in financials, consumer discretionary and communication services proved challenging. From a sector perspective, stock selection in financials was challenging across smaller emerging markets, while stock selection in industrials (across Taiwan, India, South Korea) was rewarded. Stock selection in information technology was also beneficial. Money managers with exposure to momentum performed well, while value-biased and value managers were challenged, predominately due to their exposure to China and underweights to richly priced markets such as India. Russell Investment Management, LLC’s ("RIM") positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to value and momentum factors, was beneficial over the fiscal year. During the fiscal year, RIM used index futures contracts to equitize a portion of the Fund’s cash and this strategy performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6Footnote Reference(a)	MSCI Emerging Markets Index (Net)	Emerging Markets Linked BenchmarkFootnote Reference(b)
2014	10,000	10,000	10,000
2015	8,430	8,547	8,642
2016	9,256	9,339	9,454
2017	11,745	11,809	11,854
2018	10,107	10,331	10,401
2019	11,130	11,556	11,634
2020	11,225	12,509	12,594
2021	13,602	14,631	14,730
2022	9,176	10,092	10,160
2023	10,130	11,181	11,257
2024	12,512	14,012	14,107

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference(a)	23.51%	2.37%	2.27%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%
Emerging Markets Linked BenchmarkFootnote Reference(b)	25.32%	3.93%	3.50%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 766,595,000
Holdings Count | Holding	478
Advisory Fees Paid, Amount	$ 7,582,000
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$766,595
Total Number of Portfolio Holdings	478
Total Advisory Fees Paid (thousands)	$7,582
Portfolio Turnover Rate	66%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.2)%
Preferred Stocks	1.3%
Short-Term Investments	4.4%
Common Stocks	94.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 1.15% to (i) 0.93% on the first $1 billion; (ii) 0.89% on the next $2 billion; (iii) 0.86% on the next $3 billion; and (iv) 0.84% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.831%. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.83%.

In June 2024, RIM terminated Consilium Investment Management, LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 1.15% to (i) 0.93% on the first $1 billion; (ii) 0.89% on the next $2 billion; (iii) 0.86% on the next $3 billion; and (iv) 0.84% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.831%. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.83%.

Material Fund Change Adviser [Text Block]	In June 2024, RIM terminated Consilium Investment Management, LLC as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000004230
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Class S
Trading Symbol	REMSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$133	1.19%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Global investor excitement around the artificial intelligence (“AI”) theme drove equity markets higher during the fiscal year. Companies related to the theme, particularly semiconductor producers and companies linked into the AI supply chain, were the main beneficiaries in emerging markets. However, China’s economic headwinds were a challenge over the period and weighed heavily on stock market returns within the country.

  The Fund underperformed its secondary benchmark for the fiscal year. Within China, stock selection in financials, consumer discretionary and communication services proved challenging. From a sector perspective, stock selection in financials was challenging across smaller emerging markets, while stock selection in industrials (across Taiwan, India, South Korea) was rewarded. Stock selection in information technology was also beneficial. Money managers with exposure to momentum performed well, while value-biased and value managers were challenged, predominately due to their exposure to China and underweights to richly priced markets such as India. Russell Investment Management, LLC’s ("RIM") positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to value and momentum factors, was beneficial over the fiscal year. During the fiscal year, RIM used index futures contracts to equitize a portion of the Fund’s cash and this strategy performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	MSCI Emerging Markets Index (Net)	Emerging Markets Linked BenchmarkFootnote Reference(a)
2014	10,000	10,000	10,000
2015	8,414	8,547	8,642
2016	9,217	9,339	9,454
2017	11,681	11,809	11,854
2018	10,033	10,331	10,401
2019	11,034	11,556	11,634
2020	11,106	12,509	12,594
2021	13,440	14,631	14,730
2022	9,049	10,092	10,160
2023	9,981	11,181	11,257
2024	12,304	14,012	14,107

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class S	23.28%	2.20%	2.10%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%
Emerging Markets Linked BenchmarkFootnote Reference(a)	25.32%	3.93%	3.50%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 766,595,000
Holdings Count | Holding	478
Advisory Fees Paid, Amount	$ 7,582,000
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$766,595
Total Number of Portfolio Holdings	478
Total Advisory Fees Paid (thousands)	$7,582
Portfolio Turnover Rate	66%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.2)%
Preferred Stocks	1.3%
Short-Term Investments	4.4%
Common Stocks	94.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 1.15% to (i) 0.93% on the first $1 billion; (ii) 0.89% on the next $2 billion; (iii) 0.86% on the next $3 billion; and (iv) 0.84% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.831%. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.83%.

In June 2024, RIM terminated Consilium Investment Management, LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 1.15% to (i) 0.93% on the first $1 billion; (ii) 0.89% on the next $2 billion; (iii) 0.86% on the next $3 billion; and (iv) 0.84% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.831%. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.83%.

Material Fund Change Adviser [Text Block]	In June 2024, RIM terminated Consilium Investment Management, LLC as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000066900
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Class Y
Trading Symbol	REMYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$113	1.01%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Global investor excitement around the artificial intelligence (“AI”) theme drove equity markets higher during the fiscal year. Companies related to the theme, particularly semiconductor producers and companies linked into the AI supply chain, were the main beneficiaries in emerging markets. However, China’s economic headwinds were a challenge over the period and weighed heavily on stock market returns within the country.

  The Fund underperformed its secondary benchmark for the fiscal year. Within China, stock selection in financials, consumer discretionary and communication services proved challenging. From a sector perspective, stock selection in financials was challenging across smaller emerging markets, while stock selection in industrials (across Taiwan, India, South Korea) was rewarded. Stock selection in information technology was also beneficial. Money managers with exposure to momentum performed well, while value-biased and value managers were challenged, predominately due to their exposure to China and underweights to richly priced markets such as India. Russell Investment Management, LLC’s ("RIM") positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to value and momentum factors, was beneficial over the fiscal year. During the fiscal year, RIM used index futures contracts to equitize a portion of the Fund’s cash and this strategy performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class Y	MSCI Emerging Markets Index (Net)	Emerging Markets Linked BenchmarkFootnote Reference(a)
2014	10,000	10,000	10,000
2015	8,430	8,547	8,642
2016	9,256	9,339	9,454
2017	11,747	11,809	11,854
2018	10,110	10,331	10,401
2019	11,136	11,556	11,634
2020	11,233	12,509	12,594
2021	13,618	14,631	14,730
2022	9,186	10,092	10,160
2023	10,145	11,181	11,257
2024	12,537	14,012	14,107

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Y	23.57%	2.40%	2.29%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%
Emerging Markets Linked BenchmarkFootnote Reference(a)	25.32%	3.93%	3.50%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 766,595,000
Holdings Count | Holding	478
Advisory Fees Paid, Amount	$ 7,582,000
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$766,595
Total Number of Portfolio Holdings	478
Total Advisory Fees Paid (thousands)	$7,582
Portfolio Turnover Rate	66%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.2)%
Preferred Stocks	1.3%
Short-Term Investments	4.4%
Common Stocks	94.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 1.15% to (i) 0.93% on the first $1 billion; (ii) 0.89% on the next $2 billion; (iii) 0.86% on the next $3 billion; and (iv) 0.84% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.831%. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.83%.

In June 2024, RIM terminated Consilium Investment Management, LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 1.15% to (i) 0.93% on the first $1 billion; (ii) 0.89% on the next $2 billion; (iii) 0.86% on the next $3 billion; and (iv) 0.84% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.831%. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.83%.

Material Fund Change Adviser [Text Block]	In June 2024, RIM terminated Consilium Investment Management, LLC as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000089689
Shareholder Report [Line Items]
Fund Name	Tax-Managed U.S. Large Cap Fund
Class Name	Class A
Trading Symbol	RTLAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$135	1.16%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  In the latter half of 2023, the U.S. large cap equity market performed strongly, driven by solid earnings, robust consumer spending and excitement around artificial intelligence. Moving into 2024, the market maintained its upward trajectory for the first three quarters of the year, albeit with unusual characteristics in more recent months. Extremely narrow market concentration distinguished the second quarter, and the third quarter was led by defensive parts of the market such as real estate and bond proxy sectors as the Fed began an easing cycle. Overall, information technology and communication services were the best performing sectors in the S&P 500® Index, while energy and health care lagged.

  The Fund underperformed its primary benchmark for the fiscal year. One of the Fund’s four money managers outperformed its assigned benchmark. Stock selection was the primary driver of underperformance, with holdings within the information technology and health care sectors detracting most notably from performance. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded, while a tilt toward above benchmark growth helped to reduce the negative impact. Sector allocation was not rewarded, with overweights to energy and healthcare and an underweight to information technology as the primary detractors from performance. Russell Investment Management Company, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the S&P 500® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	S&P 500® Index
2014	9,426	10,000
2015	9,866	10,520
2016	10,063	10,994
2017	12,336	13,593
2018	12,857	14,591
2019	14,382	16,681
2020	15,744	18,301
2021	22,015	26,155
2022	18,083	22,334
2023	19,886	24,599
2024	26,523	33,950

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A - with sales charge	25.70%	11.69%	10.25%
Class A - no sales charge	33.38%	13.02%	10.90%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 9,356,707,000
Holdings Count | Holding	377
Advisory Fees Paid, Amount	$ 54,370,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$9,356,707
Total Number of Portfolio Holdings	377
Total Advisory Fees Paid (thousands)	$54,370
Portfolio Turnover Rate	19%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.1%
Short-Term Investments	1.9%
Common Stocks	98.0%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.72% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.65%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.72% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.65%.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000004234
Shareholder Report [Line Items]
Fund Name	Tax-Managed U.S. Large Cap Fund
Class Name	Class C
Trading Symbol	RTLCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$222	1.91%

Expenses Paid, Amount	$ 222
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  In the latter half of 2023, the U.S. large cap equity market performed strongly, driven by solid earnings, robust consumer spending and excitement around artificial intelligence. Moving into 2024, the market maintained its upward trajectory for the first three quarters of the year, albeit with unusual characteristics in more recent months. Extremely narrow market concentration distinguished the second quarter, and the third quarter was led by defensive parts of the market such as real estate and bond proxy sectors as the Fed began an easing cycle. Overall, information technology and communication services were the best performing sectors in the S&P 500® Index, while energy and health care lagged.

  The Fund underperformed its primary benchmark for the fiscal year. One of the Fund’s four money managers outperformed its assigned benchmark. Stock selection was the primary driver of underperformance, with holdings within the information technology and health care sectors detracting most notably from performance. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded, while a tilt toward above benchmark growth helped to reduce the negative impact. Sector allocation was not rewarded, with overweights to energy and healthcare and an underweight to information technology as the primary detractors from performance. Russell Investment Management Company, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the S&P 500® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	S&P 500® Index
2014	10,000	10,000
2015	10,388	10,520
2016	10,515	10,994
2017	12,794	13,593
2018	13,234	14,591
2019	14,694	16,681
2020	15,965	18,301
2021	22,157	26,155
2022	18,063	22,334
2023	19,717	24,599
2024	26,099	33,950

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	32.37%	12.17%	10.07%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 9,356,707,000
Holdings Count | Holding	377
Advisory Fees Paid, Amount	$ 54,370,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$9,356,707
Total Number of Portfolio Holdings	377
Total Advisory Fees Paid (thousands)	$54,370
Portfolio Turnover Rate	19%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.1%
Short-Term Investments	1.9%
Common Stocks	98.0%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.72% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.65%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.72% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.65%.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000178286
Shareholder Report [Line Items]
Fund Name	Tax-Managed U.S. Large Cap Fund
Class Name	Class M
Trading Symbol	RTMTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$95	0.81%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  In the latter half of 2023, the U.S. large cap equity market performed strongly, driven by solid earnings, robust consumer spending and excitement around artificial intelligence. Moving into 2024, the market maintained its upward trajectory for the first three quarters of the year, albeit with unusual characteristics in more recent months. Extremely narrow market concentration distinguished the second quarter, and the third quarter was led by defensive parts of the market such as real estate and bond proxy sectors as the Fed began an easing cycle. Overall, information technology and communication services were the best performing sectors in the S&P 500® Index, while energy and health care lagged.

  The Fund underperformed its primary benchmark for the fiscal year. One of the Fund’s four money managers outperformed its assigned benchmark. Stock selection was the primary driver of underperformance, with holdings within the information technology and health care sectors detracting most notably from performance. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded, while a tilt toward above benchmark growth helped to reduce the negative impact. Sector allocation was not rewarded, with overweights to energy and healthcare and an underweight to information technology as the primary detractors from performance. Russell Investment Management Company, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the S&P 500® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class MFootnote Reference(a)	S&P 500® Index
2014	10,000	10,000
2015	10,492	10,520
2016	10,728	10,994
2017	13,193	13,593
2018	13,802	14,591
2019	15,491	16,681
2020	17,014	18,301
2021	23,877	26,155
2022	19,681	22,334
2023	21,717	24,599
2024	29,070	33,950

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	33.86%	13.42%	11.26%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 9,356,707,000
Holdings Count | Holding	377
Advisory Fees Paid, Amount	$ 54,370,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$9,356,707
Total Number of Portfolio Holdings	377
Total Advisory Fees Paid (thousands)	$54,370
Portfolio Turnover Rate	19%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.1%
Short-Term Investments	1.9%
Common Stocks	98.0%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.72% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.65%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.72% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.65%.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000004233
Shareholder Report [Line Items]
Fund Name	Tax-Managed U.S. Large Cap Fund
Class Name	Class S
Trading Symbol	RETSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$106	0.91%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  In the latter half of 2023, the U.S. large cap equity market performed strongly, driven by solid earnings, robust consumer spending and excitement around artificial intelligence. Moving into 2024, the market maintained its upward trajectory for the first three quarters of the year, albeit with unusual characteristics in more recent months. Extremely narrow market concentration distinguished the second quarter, and the third quarter was led by defensive parts of the market such as real estate and bond proxy sectors as the Fed began an easing cycle. Overall, information technology and communication services were the best performing sectors in the S&P 500® Index, while energy and health care lagged.

  The Fund underperformed its primary benchmark for the fiscal year. One of the Fund’s four money managers outperformed its assigned benchmark. Stock selection was the primary driver of underperformance, with holdings within the information technology and health care sectors detracting most notably from performance. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded, while a tilt toward above benchmark growth helped to reduce the negative impact. Sector allocation was not rewarded, with overweights to energy and healthcare and an underweight to information technology as the primary detractors from performance. Russell Investment Management Company, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the S&P 500® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	S&P 500® Index
2014	10,000	10,000
2015	10,492	10,520
2016	10,728	10,994
2017	13,183	13,593
2018	13,778	14,591
2019	15,447	16,681
2020	16,952	18,301
2021	23,763	26,155
2022	19,568	22,334
2023	21,575	24,599
2024	28,846	33,950

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class S	33.70%	13.30%	11.18%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 9,356,707,000
Holdings Count | Holding	377
Advisory Fees Paid, Amount	$ 54,370,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$9,356,707
Total Number of Portfolio Holdings	377
Total Advisory Fees Paid (thousands)	$54,370
Portfolio Turnover Rate	19%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.1%
Short-Term Investments	1.9%
Common Stocks	98.0%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.72% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.65%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.72% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.65%.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000089690
Shareholder Report [Line Items]
Fund Name	Tax-Managed U.S. Mid & Small Cap Fund
Class Name	Class A
Trading Symbol	RTSAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$171	1.49%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The latter half of 2023 saw the U.S. small cap equity market exhibit strong performance after a period of range-bound returns earlier in the year. Volatility throughout 2023 was primarily driven by changing expectations for a Fed pivot from tightening to easing monetary policy, U.S. regional banking turmoil and resilient U.S. earnings. Moving into 2024, market returns were muted for the first half of the year, with the Russell 2000® Index lagging the Russell 1000® Index due to market reactions surrounding Fed rate cut delays and strong growth and momentum leadership within large cap stocks. The third quarter of 2024 saw a reversal, as small cap stocks rallied in response to the Fed commencing its easing monetary policy cycle. Overall, financials and utilities were the best performing sectors in the Russell 2500™ Index, while energy and consumer staples lagged over the period.

  The Fund underperformed its secondary benchmark for the fiscal year. One of the Fund’s eight money managers outperformed its assigned benchmark. Stock selection was negative, with selection in the consumer discretionary and health care sectors detracting from performance. However, selection within the industrials sector helped reduce the negative impact. Factor positioning was a negative contributor, with exposure to higher quality and less expensive stocks detracting from performance. Sector allocation decisions were mixed over the period, as an underweight to the utilities sector detracted while an overweight to the financials sector was beneficial. Russell Investment Management, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 2500™ Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Russell 3000®IndexFootnote Reference(a)	Russell 2500™ Index
2014	9,426	10,000	10,000
2015	9,349	10,449	10,150
2016	9,348	10,892	10,554
2017	11,580	13,504	13,158
2018	11,936	14,395	13,527
2019	12,687	16,337	14,723
2020	12,451	17,995	15,035
2021	18,389	25,894	22,467
2022	15,117	21,617	18,517
2023	14,255	23,429	17,661
2024	18,540	32,298	23,503

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A - with sales charge	22.57%	6.61%	6.37%
Class A - no sales charge	30.06%	7.88%	7.00%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.44%
Russell 2500™ Index	33.08%	9.81%	8.92%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,728,092,000
Holdings Count | Holding	777
Advisory Fees Paid, Amount	$ 15,219,000
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,728,092
Total Number of Portfolio Holdings	777
Total Advisory Fees Paid (thousands)	$15,219
Portfolio Turnover Rate	49%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.3%
Short-Term Investments	3.7%
Common Stocks	96.0%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 1.05% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.96%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 1.05% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.96%.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000004237
Shareholder Report [Line Items]
Fund Name	Tax-Managed U.S. Mid & Small Cap Fund
Class Name	Class C
Trading Symbol	RTSCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$253	2.21%

Expenses Paid, Amount	$ 253
Expense Ratio, Percent	2.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The latter half of 2023 saw the U.S. small cap equity market exhibit strong performance after a period of range-bound returns earlier in the year. Volatility throughout 2023 was primarily driven by changing expectations for a Fed pivot from tightening to easing monetary policy, U.S. regional banking turmoil and resilient U.S. earnings. Moving into 2024, market returns were muted for the first half of the year, with the Russell 2000® Index lagging the Russell 1000® Index due to market reactions surrounding Fed rate cut delays and strong growth and momentum leadership within large cap stocks. The third quarter of 2024 saw a reversal, as small cap stocks rallied in response to the Fed commencing its easing monetary policy cycle. Overall, financials and utilities were the best performing sectors in the Russell 2500™ Index, while energy and consumer staples lagged over the period.

  The Fund underperformed its secondary benchmark for the fiscal year. One of the Fund’s eight money managers outperformed its assigned benchmark. Stock selection was negative, with selection in the consumer discretionary and health care sectors detracting from performance. However, selection within the industrials sector helped reduce the negative impact. Factor positioning was a negative contributor, with exposure to higher quality and less expensive stocks detracting from performance. Sector allocation decisions were mixed over the period, as an underweight to the utilities sector detracted while an overweight to the financials sector was beneficial. Russell Investment Management, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 2500™ Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Russell 3000®IndexFootnote Reference(a)	Russell 2500™ Index
2014	10,000	10,000	10,000
2015	9,847	10,449	10,150
2016	9,773	10,892	10,554
2017	12,020	13,504	13,158
2018	12,298	14,395	13,527
2019	12,981	16,337	14,723
2020	12,648	17,995	15,035
2021	18,549	25,894	22,467
2022	15,139	21,617	18,517
2023	14,173	23,429	17,661
2024	18,297	32,298	23,503

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	29.10%	7.11%	6.23%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.44%
Russell 2500™ Index	33.08%	9.81%	8.92%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,728,092,000
Holdings Count | Holding	777
Advisory Fees Paid, Amount	$ 15,219,000
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,728,092
Total Number of Portfolio Holdings	777
Total Advisory Fees Paid (thousands)	$15,219
Portfolio Turnover Rate	49%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.3%
Short-Term Investments	3.7%
Common Stocks	96.0%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 1.05% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.96%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 1.05% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.96%.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000178295
Shareholder Report [Line Items]
Fund Name	Tax-Managed U.S. Mid & Small Cap Fund
Class Name	Class M
Trading Symbol	RTOUX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$128	1.11%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The latter half of 2023 saw the U.S. small cap equity market exhibit strong performance after a period of range-bound returns earlier in the year. Volatility throughout 2023 was primarily driven by changing expectations for a Fed pivot from tightening to easing monetary policy, U.S. regional banking turmoil and resilient U.S. earnings. Moving into 2024, market returns were muted for the first half of the year, with the Russell 2000® Index lagging the Russell 1000® Index due to market reactions surrounding Fed rate cut delays and strong growth and momentum leadership within large cap stocks. The third quarter of 2024 saw a reversal, as small cap stocks rallied in response to the Fed commencing its easing monetary policy cycle. Overall, financials and utilities were the best performing sectors in the Russell 2500™ Index, while energy and consumer staples lagged over the period.

  The Fund underperformed its secondary benchmark for the fiscal year. One of the Fund’s eight money managers outperformed its assigned benchmark. Stock selection was negative, with selection in the consumer discretionary and health care sectors detracting from performance. However, selection within the industrials sector helped reduce the negative impact. Factor positioning was a negative contributor, with exposure to higher quality and less expensive stocks detracting from performance. Sector allocation decisions were mixed over the period, as an underweight to the utilities sector detracted while an overweight to the financials sector was beneficial. Russell Investment Management, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 2500™ Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class MFootnote Reference(a)	Russell 3000®IndexFootnote Reference(b)	Russell 2500™ Index
2014	10,000	10,000	10,000
2015	9,945	10,449	10,150
2016	9,972	10,892	10,554
2017	12,397	13,504	13,158
2018	12,828	14,395	13,527
2019	13,688	16,337	14,723
2020	13,490	17,995	15,035
2021	19,991	25,894	22,467
2022	16,499	21,617	18,517
2023	15,618	23,429	17,661
2024	20,384	32,298	23,503

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	30.52%	8.29%	7.38%
Russell 3000®IndexFootnote Reference(b)	37.86%	14.60%	12.44%
Russell 2500™ Index	33.08%	9.81%	8.92%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,728,092,000
Holdings Count | Holding	777
Advisory Fees Paid, Amount	$ 15,219,000
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,728,092
Total Number of Portfolio Holdings	777
Total Advisory Fees Paid (thousands)	$15,219
Portfolio Turnover Rate	49%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.3%
Short-Term Investments	3.7%
Common Stocks	96.0%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 1.05% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.96%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 1.05% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.96%.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000004236
Shareholder Report [Line Items]
Fund Name	Tax-Managed U.S. Mid & Small Cap Fund
Class Name	Class S
Trading Symbol	RTSSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$139	1.21%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The latter half of 2023 saw the U.S. small cap equity market exhibit strong performance after a period of range-bound returns earlier in the year. Volatility throughout 2023 was primarily driven by changing expectations for a Fed pivot from tightening to easing monetary policy, U.S. regional banking turmoil and resilient U.S. earnings. Moving into 2024, market returns were muted for the first half of the year, with the Russell 2000® Index lagging the Russell 1000® Index due to market reactions surrounding Fed rate cut delays and strong growth and momentum leadership within large cap stocks. The third quarter of 2024 saw a reversal, as small cap stocks rallied in response to the Fed commencing its easing monetary policy cycle. Overall, financials and utilities were the best performing sectors in the Russell 2500™ Index, while energy and consumer staples lagged over the period.

  The Fund underperformed its secondary benchmark for the fiscal year. One of the Fund’s eight money managers outperformed its assigned benchmark. Stock selection was negative, with selection in the consumer discretionary and health care sectors detracting from performance. However, selection within the industrials sector helped reduce the negative impact. Factor positioning was a negative contributor, with exposure to higher quality and less expensive stocks detracting from performance. Sector allocation decisions were mixed over the period, as an underweight to the utilities sector detracted while an overweight to the financials sector was beneficial. Russell Investment Management, LLC ("RIM") fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 2500™ Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Russell 3000®IndexFootnote Reference(a)	Russell 2500™ Index
2014	10,000	10,000	10,000
2015	9,945	10,449	10,150
2016	9,972	10,892	10,554
2017	12,387	13,504	13,158
2018	12,809	14,395	13,527
2019	13,650	16,337	14,723
2020	13,438	17,995	15,035
2021	19,895	25,894	22,467
2022	16,405	21,617	18,517
2023	15,510	23,429	17,661
2024	20,225	32,298	23,503

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class S	30.40%	8.18%	7.30%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.44%
Russell 2500™ Index	33.08%	9.81%	8.92%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,728,092,000
Holdings Count | Holding	777
Advisory Fees Paid, Amount	$ 15,219,000
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,728,092
Total Number of Portfolio Holdings	777
Total Advisory Fees Paid (thousands)	$15,219
Portfolio Turnover Rate	49%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.3%
Short-Term Investments	3.7%
Common Stocks	96.0%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 1.05% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.96%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 1.05% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.96%.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000152720
Shareholder Report [Line Items]
Fund Name	Tax-Managed International Equity Fund
Class Name	Class A
Trading Symbol	RTNAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$145	1.32%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Over the fiscal year, the MSCI ACWI ex USA Index (Net) was up 24.33%. Growth and momentum outperformed while small size, low volatility and quality lagged the benchmark. Market returns were primarily driven by expectations that central banks could engineer a soft landing for international economies.

  The Fund underperformed its secondary benchmark over the fiscal year. The Fund’s underweight to momentum and overweight to quality faced headwinds. Sector positioning was flat, as allocation impact was modest across sectors. Stock selection was not beneficial as overweight positions in Schlumberger NV and Samsung Electronics Co., along with underweight positions in SAP SE and Galaxy Entertainment Group Limited were not rewarded over the period. This was partially offset by positive contributions from overweight positions in Taiwan Semiconductor Manufacturing Company Limited and Tencent Holdings Limited. The top performing money manager strategy was a growth strategy with exposure to high volatility along with positive stock selection, while the largest detractor was an Emerging Markets manager with ineffective stock selection. Russell Investment Management, LLC’s ("RIM") positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality and low volatility, was flat over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies detracted over the fiscal year while the use of index futures to equitize a portion of uninvested cash performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	MSCI ACWI ex USA Index (Net)	Tax-Managed International Equity Linked BenchmarkFootnote Reference(a)
6/1/2015	9,425	10,000	10,000
2015	8,567	9,203	9,221
2016	8,714	9,224	9,245
2017	10,828	11,404	11,453
2018	9,660	10,464	10,517
2019	10,442	11,643	11,702
2020	9,649	11,339	11,397
2021	12,808	14,703	14,777
2022	9,486	11,067	11,123
2023	10,637	12,403	12,466
2024	12,771	15,421	15,499

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class A - with sales charge	13.18%	2.89%	2.63%
Class A - no sales charge	20.06%	4.11%	3.28%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.71%
Tax-Managed International Equity Linked BenchmarkFootnote Reference(a)	24.33%	5.78%	4.76%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 3,981,627,000
Holdings Count | Holding	952
Advisory Fees Paid, Amount	$ 29,782,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$3,981,627
Total Number of Portfolio Holdings	952
Total Advisory Fees Paid (thousands)	$29,782
Portfolio Turnover Rate	31%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.8%
Preferred Stocks	0.8%
Short-Term Investments	3.4%
Common Stocks	94.0%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.84% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.74%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.84% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.74%.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000152721
Shareholder Report [Line Items]
Fund Name	Tax-Managed International Equity Fund
Class Name	Class C
Trading Symbol	RTNCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$227	2.07%

Expenses Paid, Amount	$ 227
Expense Ratio, Percent	2.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Over the fiscal year, the MSCI ACWI ex USA Index (Net) was up 24.33%. Growth and momentum outperformed while small size, low volatility and quality lagged the benchmark. Market returns were primarily driven by expectations that central banks could engineer a soft landing for international economies.

  The Fund underperformed its secondary benchmark over the fiscal year. The Fund’s underweight to momentum and overweight to quality faced headwinds. Sector positioning was flat, as allocation impact was modest across sectors. Stock selection was not beneficial as overweight positions in Schlumberger NV and Samsung Electronics Co., along with underweight positions in SAP SE and Galaxy Entertainment Group Limited were not rewarded over the period. This was partially offset by positive contributions from overweight positions in Taiwan Semiconductor Manufacturing Company Limited and Tencent Holdings Limited. The top performing money manager strategy was a growth strategy with exposure to high volatility along with positive stock selection, while the largest detractor was an Emerging Markets manager with ineffective stock selection. Russell Investment Management, LLC’s ("RIM") positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality and low volatility, was flat over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies detracted over the fiscal year while the use of index futures to equitize a portion of uninvested cash performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	MSCI ACWI ex USA Index (Net)	Tax-Managed International Equity Linked BenchmarkFootnote Reference(a)
6/1/2015	10,000	10,000	10,000
2015	9,060	9,203	9,221
2016	9,141	9,224	9,245
2017	11,292	11,404	11,453
2018	9,989	10,464	10,517
2019	10,722	11,643	11,702
2020	9,828	11,339	11,397
2021	12,939	14,703	14,777
2022	9,517	11,067	11,123
2023	10,591	12,403	12,466
2024	12,626	15,421	15,499

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class C	19.21%	3.32%	2.51%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.71%
Tax-Managed International Equity Linked BenchmarkFootnote Reference(a)	24.33%	5.78%	4.76%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 3,981,627,000
Holdings Count | Holding	952
Advisory Fees Paid, Amount	$ 29,782,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$3,981,627
Total Number of Portfolio Holdings	952
Total Advisory Fees Paid (thousands)	$29,782
Portfolio Turnover Rate	31%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.8%
Preferred Stocks	0.8%
Short-Term Investments	3.4%
Common Stocks	94.0%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.84% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.74%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.84% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.74%.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000178423
Shareholder Report [Line Items]
Fund Name	Tax-Managed International Equity Fund
Class Name	Class M
Trading Symbol	RTIUX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$107	0.97%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Over the fiscal year, the MSCI ACWI ex USA Index (Net) was up 24.33%. Growth and momentum outperformed while small size, low volatility and quality lagged the benchmark. Market returns were primarily driven by expectations that central banks could engineer a soft landing for international economies.

  The Fund underperformed its secondary benchmark over the fiscal year. The Fund’s underweight to momentum and overweight to quality faced headwinds. Sector positioning was flat, as allocation impact was modest across sectors. Stock selection was not beneficial as overweight positions in Schlumberger NV and Samsung Electronics Co., along with underweight positions in SAP SE and Galaxy Entertainment Group Limited were not rewarded over the period. This was partially offset by positive contributions from overweight positions in Taiwan Semiconductor Manufacturing Company Limited and Tencent Holdings Limited. The top performing money manager strategy was a growth strategy with exposure to high volatility along with positive stock selection, while the largest detractor was an Emerging Markets manager with ineffective stock selection. Russell Investment Management, LLC’s ("RIM") positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality and low volatility, was flat over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies detracted over the fiscal year while the use of index futures to equitize a portion of uninvested cash performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class MFootnote Reference(a)	MSCI ACWI ex USA Index (Net)	Tax-Managed International Equity Linked BenchmarkFootnote Reference(b)
6/1/2015	10,000	10,000	10,000
2015	9,100	9,203	9,221
2016	9,266	9,224	9,245
2017	11,565	11,404	11,453
2018	10,347	10,464	10,517
2019	11,231	11,643	11,702
2020	10,403	11,339	11,397
2021	13,867	14,703	14,777
2022	10,305	11,067	11,123
2023	11,601	12,403	12,466
2024	13,983	15,421	15,499

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class MFootnote Reference(a)	20.54%	4.48%	3.62%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.71%
Tax-Managed International Equity Linked BenchmarkFootnote Reference(b)	24.33%	5.78%	4.76%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 3,981,627,000
Holdings Count | Holding	952
Advisory Fees Paid, Amount	$ 29,782,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$3,981,627
Total Number of Portfolio Holdings	952
Total Advisory Fees Paid (thousands)	$29,782
Portfolio Turnover Rate	31%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.8%
Preferred Stocks	0.8%
Short-Term Investments	3.4%
Common Stocks	94.0%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.84% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.74%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.84% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.74%.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000152723
Shareholder Report [Line Items]
Fund Name	Tax-Managed International Equity Fund
Class Name	Class S
Trading Symbol	RTNSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$118	1.07%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Over the fiscal year, the MSCI ACWI ex USA Index (Net) was up 24.33%. Growth and momentum outperformed while small size, low volatility and quality lagged the benchmark. Market returns were primarily driven by expectations that central banks could engineer a soft landing for international economies.

  The Fund underperformed its secondary benchmark over the fiscal year. The Fund’s underweight to momentum and overweight to quality faced headwinds. Sector positioning was flat, as allocation impact was modest across sectors. Stock selection was not beneficial as overweight positions in Schlumberger NV and Samsung Electronics Co., along with underweight positions in SAP SE and Galaxy Entertainment Group Limited were not rewarded over the period. This was partially offset by positive contributions from overweight positions in Taiwan Semiconductor Manufacturing Company Limited and Tencent Holdings Limited. The top performing money manager strategy was a growth strategy with exposure to high volatility along with positive stock selection, while the largest detractor was an Emerging Markets manager with ineffective stock selection. Russell Investment Management, LLC’s ("RIM") positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality and low volatility, was flat over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies detracted over the fiscal year while the use of index futures to equitize a portion of uninvested cash performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	MSCI ACWI ex USA Index (Net)	Tax-Managed International Equity Linked BenchmarkFootnote Reference(a)
6/1/2015	10,000	10,000	10,000
2015	9,100	9,203	9,221
2016	9,266	9,224	9,245
2017	11,555	11,404	11,453
2018	10,332	10,464	10,517
2019	11,193	11,643	11,702
2020	10,368	11,339	11,397
2021	13,793	14,703	14,777
2022	10,248	11,067	11,123
2023	11,514	12,403	12,466
2024	13,867	15,421	15,499

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class S	20.44%	4.38%	3.53%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.71%
Tax-Managed International Equity Linked BenchmarkFootnote Reference(a)	24.33%	5.78%	4.76%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 3,981,627,000
Holdings Count | Holding	952
Advisory Fees Paid, Amount	$ 29,782,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$3,981,627
Total Number of Portfolio Holdings	952
Total Advisory Fees Paid (thousands)	$29,782
Portfolio Turnover Rate	31%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.8%
Preferred Stocks	0.8%
Short-Term Investments	3.4%
Common Stocks	94.0%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.84% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.74%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.84% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.74%.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000210287
Shareholder Report [Line Items]
Fund Name	Tax-Managed Real Assets Fund
Class Name	Class A
Trading Symbol	RTXAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$147	1.33%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Performance across real asset sectors over the fiscal year was mixed. Real estate emerged as the best-performing asset class, driven by strong performance from office and mall REITs, closely followed by infrastructure, which was supported by strong performance among utilities subsectors. Natural resource equities lagged significantly, managing only modest gains during the fiscal year, with semiconductors ending in negative territory.

  The Fund underperformed its secondary benchmark during the period, driven by an overweight and negative security selection within the energy sector, particularly among the oil & gas exploration & production sector. Negative stock selection among the electric utilities sector further detracted from performance. Stock selection among REITs, namely among specialty and office names, was additive. Reflective of the Fund’s security selection results, money manager performance was mixed for the fiscal year, with one manager ending in line with its benchmark and two underperforming their respective benchmarks. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to improve the Fund’s after-tax returns and control Fund-level exposures and risks through the purchase of a stock portfolio providing broadly diversified exposure to the full set of real asset sub-sectors, finished in line with the Fund’s secondary benchmark, benefitting from favorable positioning in natural resources (including an overweight in energy) while positioning in infrastructure (including an underweight in electric utilities) detracted. During the fiscal year, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	MSCI World Index (Net)	Tax-Managed Real Assets Blended BenchmarkFootnote Reference(a)
6/10/2019	9,425	10,000	10,000
2019	9,802	10,525	10,494
2020	8,660	10,985	8,623
2021	12,842	15,425	12,498
2022	11,332	12,575	11,564
2023	10,934	13,893	11,254
2024	13,283	18,572	14,215

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class A - with sales charge	14.47%	5.02%	5.41%
Class A - no sales charge	21.49%	6.27%	6.57%
MSCI World Index (Net)	33.68%	12.03%	12.17%
Tax-Managed Real Assets Blended BenchmarkFootnote Reference(a)	26.31%	6.26%	6.74%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,048,961,000
Holdings Count | Holding	399
Advisory Fees Paid, Amount	$ 8,052,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,048,961
Total Number of Portfolio Holdings	399
Total Advisory Fees Paid (thousands)	$8,052
Portfolio Turnover Rate	42%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.8%
Preferred Stocks	1.2%
Short-Term Investments	4.2%
Common Stocks	93.8%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.88% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective advisory fee not to exceed 0.76%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.88% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective advisory fee not to exceed 0.76%.

Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000210288
Shareholder Report [Line Items]
Fund Name	Tax-Managed Real Assets Fund
Class Name	Class C
Trading Symbol	RTXCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$229	2.08%

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	2.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Performance across real asset sectors over the fiscal year was mixed. Real estate emerged as the best-performing asset class, driven by strong performance from office and mall REITs, closely followed by infrastructure, which was supported by strong performance among utilities subsectors. Natural resource equities lagged significantly, managing only modest gains during the fiscal year, with semiconductors ending in negative territory.

  The Fund underperformed its secondary benchmark during the period, driven by an overweight and negative security selection within the energy sector, particularly among the oil & gas exploration & production sector. Negative stock selection among the electric utilities sector further detracted from performance. Stock selection among REITs, namely among specialty and office names, was additive. Reflective of the Fund’s security selection results, money manager performance was mixed for the fiscal year, with one manager ending in line with its benchmark and two underperforming their respective benchmarks. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to improve the Fund’s after-tax returns and control Fund-level exposures and risks through the purchase of a stock portfolio providing broadly diversified exposure to the full set of real asset sub-sectors, finished in line with the Fund’s secondary benchmark, benefitting from favorable positioning in natural resources (including an overweight in energy) while positioning in infrastructure (including an underweight in electric utilities) detracted. During the fiscal year, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	MSCI World Index (Net)	Tax-Managed Real Assets Blended BenchmarkFootnote Reference(a)
6/10/2019	10,000	10,000	10,000
2019	10,370	10,525	10,494
2020	9,089	10,985	8,623
2021	13,380	15,425	12,498
2022	11,721	12,575	11,564
2023	11,218	13,893	11,254
2024	13,524	18,572	14,215

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class C	20.56%	5.45%	5.76%
MSCI World Index (Net)	33.68%	12.03%	12.17%
Tax-Managed Real Assets Blended BenchmarkFootnote Reference(a)	26.31%	6.26%	6.74%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,048,961,000
Holdings Count | Holding	399
Advisory Fees Paid, Amount	$ 8,052,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,048,961
Total Number of Portfolio Holdings	399
Total Advisory Fees Paid (thousands)	$8,052
Portfolio Turnover Rate	42%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.8%
Preferred Stocks	1.2%
Short-Term Investments	4.2%
Common Stocks	93.8%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.88% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective advisory fee not to exceed 0.76%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.88% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective advisory fee not to exceed 0.76%.

Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000210291
Shareholder Report [Line Items]
Fund Name	Tax-Managed Real Assets Fund
Class Name	Class M
Trading Symbol	RTXMX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$109	0.98%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Performance across real asset sectors over the fiscal year was mixed. Real estate emerged as the best-performing asset class, driven by strong performance from office and mall REITs, closely followed by infrastructure, which was supported by strong performance among utilities subsectors. Natural resource equities lagged significantly, managing only modest gains during the fiscal year, with semiconductors ending in negative territory.

  The Fund underperformed its secondary benchmark during the period, driven by an overweight and negative security selection within the energy sector, particularly among the oil & gas exploration & production sector. Negative stock selection among the electric utilities sector further detracted from performance. Stock selection among REITs, namely among specialty and office names, was additive. Reflective of the Fund’s security selection results, money manager performance was mixed for the fiscal year, with one manager ending in line with its benchmark and two underperforming their respective benchmarks. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to improve the Fund’s after-tax returns and control Fund-level exposures and risks through the purchase of a stock portfolio providing broadly diversified exposure to the full set of real asset sub-sectors, finished in line with the Fund’s secondary benchmark, benefitting from favorable positioning in natural resources (including an overweight in energy) while positioning in infrastructure (including an underweight in electric utilities) detracted. During the fiscal year, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class M	MSCI World Index (Net)	Tax-Managed Real Assets Blended BenchmarkFootnote Reference(a)
6/10/2019	10,000	10,000	10,000
2019	10,410	10,525	10,494
2020	9,224	10,985	8,623
2021	13,738	15,425	12,498
2022	12,169	12,575	11,564
2023	11,783	13,893	11,254
2024	14,358	18,572	14,215

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class M	21.85%	6.64%	6.94%
MSCI World Index (Net)	33.68%	12.03%	12.17%
Tax-Managed Real Assets Blended BenchmarkFootnote Reference(a)	26.31%	6.26%	6.74%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,048,961,000
Holdings Count | Holding	399
Advisory Fees Paid, Amount	$ 8,052,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,048,961
Total Number of Portfolio Holdings	399
Total Advisory Fees Paid (thousands)	$8,052
Portfolio Turnover Rate	42%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.8%
Preferred Stocks	1.2%
Short-Term Investments	4.2%
Common Stocks	93.8%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.88% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective advisory fee not to exceed 0.76%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.88% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective advisory fee not to exceed 0.76%.

Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000210293
Shareholder Report [Line Items]
Fund Name	Tax-Managed Real Assets Fund
Class Name	Class S
Trading Symbol	RTXSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$120	1.08%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Performance across real asset sectors over the fiscal year was mixed. Real estate emerged as the best-performing asset class, driven by strong performance from office and mall REITs, closely followed by infrastructure, which was supported by strong performance among utilities subsectors. Natural resource equities lagged significantly, managing only modest gains during the fiscal year, with semiconductors ending in negative territory.

  The Fund underperformed its secondary benchmark during the period, driven by an overweight and negative security selection within the energy sector, particularly among the oil & gas exploration & production sector. Negative stock selection among the electric utilities sector further detracted from performance. Stock selection among REITs, namely among specialty and office names, was additive. Reflective of the Fund’s security selection results, money manager performance was mixed for the fiscal year, with one manager ending in line with its benchmark and two underperforming their respective benchmarks. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to improve the Fund’s after-tax returns and control Fund-level exposures and risks through the purchase of a stock portfolio providing broadly diversified exposure to the full set of real asset sub-sectors, finished in line with the Fund’s secondary benchmark, benefitting from favorable positioning in natural resources (including an overweight in energy) while positioning in infrastructure (including an underweight in electric utilities) detracted. During the fiscal year, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	MSCI World Index (Net)	Tax-Managed Real Assets Blended BenchmarkFootnote Reference(a)
6/10/2019	10,000	10,000	10,000
2019	10,410	10,525	10,494
2020	9,219	10,985	8,623
2021	13,703	15,425	12,498
2022	12,125	12,575	11,564
2023	11,727	13,893	11,254
2024	14,279	18,572	14,215

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class S	21.77%	6.52%	6.83%
MSCI World Index (Net)	33.68%	12.03%	12.17%
Tax-Managed Real Assets Blended BenchmarkFootnote Reference(a)	26.31%	6.26%	6.74%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,048,961,000
Holdings Count | Holding	399
Advisory Fees Paid, Amount	$ 8,052,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,048,961
Total Number of Portfolio Holdings	399
Total Advisory Fees Paid (thousands)	$8,052
Portfolio Turnover Rate	42%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.8%
Preferred Stocks	1.2%
Short-Term Investments	4.2%
Common Stocks	93.8%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.88% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective advisory fee not to exceed 0.76%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.88% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective advisory fee not to exceed 0.76%.

Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.